                                                         Semiannual

                                                         Report

                                                         as of December 31, 1998



                                   Evergreen



                    Short and Intermediate Term Bond Funds


                    [LOGO OF EVERGREEN FUNDS APPEARS HERE]

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders..................................................    1
For Your Information....................................................    2

Evergreen Capital Preservation and
Income Fund

  Fund at a Glance......................................................    3
  Portfolio Manager Interview...........................................    4

Evergreen Intermediate Term
Bond Fund

  Fund at a Glance......................................................    6
  Portfolio Manager Interview...........................................    7

Evergreen Intermediate Term
Government Securities Fund

  Fund at a Glance......................................................   10
  Portfolio Manager Interview...........................................   11

Evergreen Short Intermediate Bond Fund

  Fund at a Glance......................................................   13
  Portfolio Manager Interview...........................................   14

Financial Highlights

  Evergreen Capital Preservation and
  Income Fund...........................................................   16
  Evergreen Intermediate Term Bond Fund.................................   19
  Evergreen Intermediate Term Government Securities Fund................   23
  Evergreen Short Intermediate Bond Fund................................   25

Schedule of Investments

  Evergreen Capital Preservation and
  Income Fund...........................................................   27
  Evergreen Intermediate Term Bond Fund.................................   29
  Evergreen Intermediate Term Government Securities Fund................   34
  Evergreen Short Intermediate Bond Fund................................   35

Statements of Assets and Liabilities....................................   38

Statements of Operations................................................   39

Statements of Changes in Net Assets.....................................   40

Combined Notes to Financial
Statements..............................................................   42




--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with over $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

--------------------------------------------------------------------------------

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.




                --------------------------------------------------------------
Mutual Funds:   ARE NOT FDIC INSURED  May lose value . Are not bank guaranteed
                --------------------------------------------------------------

                          Evergreen Distributor, Inc.
     Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------
                                 February 1999

[PICTURE OF
WILLIAM M. ENNIS
MANAGING DIRECTOR
APPEARS HERE]


Dear Shareholders:

We are pleased to provide you the Evergreen Short and Intermediate Term Bond Funds semiannual report covering the six months ended December 31, 1998.

Increased Market Volatility in 1998

During the year, interest rates declined while inflation remained low and investors became concerned about a possible slowdown in economic growth. Despite the volatility which started in July, the market ended on a positive note, as indicated by the Dow Jones Industrial Average posting a 16.1% gain and the S&P 500 returning 28.7% for the 12 months ended December 31, 1998. The financial markets have certainly experienced increased volatility this year compared to the smoother ride of the past few years, and we anticipate the volatility will continue. We encourage you to take this opportunity to talk to your financial representative and review your investment time horizon to ensure you are on track with your goals.

Introduction of the Euro

On January 1, 1999, eleven European countries adopted the euro as their currency. Currently, the wholesale markets and government and financial sectors have converted to the euro, and new securities will be issued in euro denomination only. Full conversion to the new currency will not be completed until 2002.

At this point it is still unclear how the euro conversion will affect foreign exchange rates, interest rates and the value of European securities, but we believe the potential benefits to globally oriented investors are significant. They include changes in currency risk, increased competition, and a central bank. Foreign exchange risk may decrease for the countries participating in the European Union; however, currency risk associated with rises and declines of the value of the euro versus the dollar will still exist. Most noticeable for investors will be the ability to compare the value of companies across the European Union member countries without having to factor in the effect of fluctuating currencies. Increased competition resulting from deregulation and economic unification may produce a wave of merger and acquisition activity, which could present attractive investment opportunities for those able to identify the companies most inclined to benefit from restructuring. Finally, the European Central Bank, comparable to the U.S. Federal Reserve, will provide European Union countries with a unified monetary policy for the first time.

If you have any questions about the funds in this report or any other Evergreen Funds, please contact your financial representative or call us at 800.343.2898, and we will be happy to assist you.

Thank you for your continued investment with Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds

                             For Your Information
                             --------------------



New Evergreen Funds
Evergreen introduces three new funds:

Evergreen Tax Strategic Equity Fund: seeks to maximize the after-tax total return on its portfolio of investments by using a combination of stock selection strategies and trading techniques.

Evergreen Select Equity Index Fund: seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

Evergreen Masters Fund: blends growth and value, large- and mid-cap stocks into one convenient portfolio. Diversification is taken one step further by employing four management teams, Evergreen, MFS, Oppenheimer and Putnam.

Talk to your financial representative or call us at 800-343-2898 for a prospectus and more information.



Good News!
Effective for the 1998 Tax Year, long-term capital gains taxes are reduced to 20%.

Year 2000/1/

We have been addressing the Year 2000 issue since February 1996 and have adopted an industry best practices methodology for the project. Our team is on schedule to complete the following milestones: Inventory and Assessment, Remediation, Testing and Contingency. Although Evergreen Funds is striving to identify and correct every issue under our control related to the Year 2000, it would be impossible to guarantee a problem-free transition into the next millennium. Our goal, however, is that our shareholders experience virtually no impact on the products and services we deliver.


/1/  The information above constitutes Year 2000 readiness disclosure.

--------------------------------------------------------------------------------
                                   Evergreen
                     Capital Preservation and Income Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of December 31, 1998


It was a favorable period for the government bond market, although not as favorable for adjustable rate mortgage securities (ARMs).


Portfolio
Management
----------

[PICTURE OF
GARY E. PZEGEO
APPEARS HERE]

Gary E. Pzegeo
Tenure:  April 1997


--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[ARTWORK
APPEARS
HERE]

Morningstar's Style Box is based on a portfolio date as of 12/31/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source:  1998 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Historical performance for Classes A and C prior to inception reflects that of Class B, the original class offered, the inception date of which is 7/1/91, and includes appropriate 12b-1 fees for Class B.If appropriate fees were reflected, returns for Class A would have been higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The 6-Month Treasury Bill is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------

                                                   Class A   Class B   Class C
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
6 months with sales charge                           -1.25%    -3.26%     0.61%
--------------------------------------------------------------------------------
6 months w/o sales charge                             2.10%     1.70%     1.60%
--------------------------------------------------------------------------------
1 year with sales charge                              0.95%    -1.36%     2.58%
--------------------------------------------------------------------------------
1 year w/o sales charge                               4.36%     3.57%     3.57%
--------------------------------------------------------------------------------
3 years                                               4.57%     4.06%     4.97%
--------------------------------------------------------------------------------
5 years                                               4.40%     4.16%     4.52%
--------------------------------------------------------------------------------
Since Inception                                       4.36%     4.43%     4.42%
--------------------------------------------------------------------------------
Maximum Sales Charge                                  3.25%     5.00%     1.00%
                                                    Front End   CDSC      CDSC
--------------------------------------------------------------------------------
30-day SEC Yield                                      5.24%     4.42%     4.42%
--------------------------------------------------------------------------------
6-month distributions per share                     $ 0.27    $ 0.23     $0.23
--------------------------------------------------------------------------------
*Adjusted for maximum applicable sales charge.

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE)

          Cap Pres and Income    SBr 6-Mth Treas Bill    Consumer Price Index-US
    07/91         10000                10000                     10000
    12/91         10428                10283                     10140
    12/92         10665                10693                     10431
    12/93         11111                11041                     10721
    12/94         11124                11522                     11007
    12/95         11968                12211                     11279
    12/96         12651                12869                     11662
    12/97         13368                13568                     11860
    12/98         13843                14284                     12074

Comparison of a $10,000 investment in Evergreen Capital Preservation and Income Fund Class B, versus a similar investment in a 6-Month Treasury Bill and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                   Evergreen
                     Capital Preservation and Income Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


How did the Evergreen Capital Preservation and Income Fund perform?

The Fund did relatively well in a difficult environment for adjustable rate mortgage securities. For the six-month period ended on December 31, 1998, the Fund's Class A shares had a total return of 2.10%, and Class B and Class C shares had returns of 1.70% and 1.60%, respectively, unadjusted for applicable sales charges. During the same six-month period, the average adjustable rate mortgage fund had a return of 1.78%, as measured by Lipper Inc., an independent monitor of mutual fund performance, and the Lehman Brothers Six-Month Treasury Index had a return of 1.94%.

                                   Portfolio
                                Characteristics
                                ---------------

              Total Net Assets                        $43,290,813
              ...................................................
              Average Credit Quality                          AAA
              ...................................................
              Average Maturity                          4.3 years
              ...................................................
              Average Duration                          0.9 years


What was the investment environment like during the six months?

It was a favorable period for the government bond market, although not as favorable for adjustable rate mortgage securities (ARMs). In general, this was a period of rising prices and declining interest rates, especially for U.S. Treasury securities and particularly among those with shorter maturities. To illustrate, during the six months, the yield on the 30-year Treasury bond declined from 5.63% to 5.09%. During the same time, the yield on the two-year Treasury note declined from 5.48% to 4.53% and the yield of the 1-year Treasury bill declined from 5.37% to 4.52%.

A global "flight-to-quality" sparked a rally among Treasury bonds, but this rally did not extend to other parts of the bond market such as ARMs. Globally, we witnessed a slowing of economic growth that had its start with the beginning of the Asian financial crisis in August 1997. This crisis had caused the devaluation of a number of Asian currencies and a general weakness in commodity prices, which especially hurt commodity-producing, emerging economies. The resulting problems peaked in late September and early October of 1998 as the impact of the Russian government's default on part of its debt rippled through the financial markets. A number of leveraged investors--who use borrowed money with which to invest in bonds--had particularly severe problems. These included hedge funds and Wall Street firms. Their problems accelerated an increase in yield spreads between Treasury bonds and other bonds because these institutions were forced to sell non-government bonds as the spreads widened. Only Treasuries, the highest quality securities, rallied. Even though a U.S. government agency mortgage-backed security is near the opposite end of the risk spectrum from an emerging market bond, the market for ARMs was hurt in two primary ways:

1. The reductions in interest rates increased investor fears about pre-payments of home mortgages, undercutting the prices of ARMs.
2. Bond market traders, strapped for liquidity, were less likely to put capital in any type of bond other than Treasuries.

The Federal Reserve stepped in to restore liquidity and confidence in the market by cutting short-term interest rates three successive times during the fall. After this easing of monetary policy, the value of ARMs recovered in the latter part of 1998 as buyers returned to the mortgage-backed market.

--------------------------------------------------------------------------------
                                   Evergreen
                     Capital Preservation and Income Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


What were your principal strategies?

In this environment, homeowners continued to pre-pay their adjustable rate mortgages and take advantage of the low rates offered by fixed-rate mortgages. While this was negative for ARMs in general, it also created the situation in which the yields offered investors by ARMs became increasingly attractive relative to other short-term securities. In addition, interest rates may have declined to the point at which there is less incentive for homeowners to refinance because their adjustable rate mortgages have reset to low rates. We also believed that the actions of the Federal Reserve had restored stability to the bond market, which ultimately would benefit ARMs.

Prior to June 30, we had increased our allocation of fixed-rate securities to 29% of net assets to dampen the impact of mortgage prepayments on the Fund. During this six-month period, however, as the bond market began to stabilize we started shifting assets back into the adjustable rate mortgage market to take advantage of their relative value.


                                       Asset Allocation
                                (as a percentage of net assets)
                            June 30, 1998            December 31, 1998

ARMs                             69%                        72%
Fixed-rate                       29%                        25%
Cash                              2%                         3%


Within the adjustable-rate allocation, we added to our emphasis in hybrid ARMs, which decrease the prepayment risk by guaranteeing a fixed interest rate for a specified period of time. The allocation increased from 7% to 10% of net assets.

The Fund continued to have an average credit quality of AAA, because it invests only in U.S. government or government agency securities or AAA-rated asset-backed and mortgage securities.

What is your outlook?

We believe interest rates are likely to be stable and remain low. Continuing international problems should encourage the Federal Reserve to keep rates down, especially in light of very low inflation. In addition, other domestic factors should keep rates from rising. Inflation remains low, and corporate profit growth may start to slow, which would weaken capital spending and job growth. These factors should serve as a brake on consumer confidence, which has been the engine driving domestic economic growth. U.S. exports to other markets, especially Latin America, also are likely to slow.

This is an environment in which short-term investments, such as adjustable rate mortgage securities, should do very well. In addition, the relatively higher yields of ARMs offer them a competitive advantage when compared to other short-term government securities. With this outlook, we believe the Fund is very well positioned for solid, competitive performance.

--------------------------------------------------------------------------------
                                   Evergreen
                          Intermediate Term Bond Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of December 31, 1998


The Fund's traditional emphasis on corporate, investment grade securities held back performance relative to the Lehman Brothers index during the six months, when Treasury bonds were the best performers.

Portfolio
Management
----------

[PICTURE OF
CHRISTOPHER P. CONKEY
APPEARS HERE)

Christopher P. Conkey, CFA
Tenure: January 1988


--------------------------------------------------------------------------------
CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[ARTWORK
APPEARS
HERE]

Morningstar's Style Box is based on a portfolio date as of 12/31/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source:  1998 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Historical performance for Classes B and C prior to inception reflects that of Class A, the original class offered, the inception date of which is 4/14/87, and includes appropriate 12b-1 fees for Class A. If appropriate 12b-1 fees for Classes B and C were reflected, returns for these classes would have been lower. Class Y performance includes the historical performance of Class A, adjusted for 12b-1 fees. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBIGCBI is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                         Class A    Class B    Class C   Class Y
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
6 months with sales charge                 0.04%      -1.83%     2.06%     n/a
--------------------------------------------------------------------------------
6 months w/o sales charge                  3.45%       3.17%     3.06%     3.58%
--------------------------------------------------------------------------------
1 year with sales charge                   3.29%       1.01%     5.00%     n/a
--------------------------------------------------------------------------------
1 year w/o sales charge                    6.80%       6.00%     6.00%     7.04%
--------------------------------------------------------------------------------
3 years                                    5.53%       5.06%     5.92%     6.97%
--------------------------------------------------------------------------------
5 years                                    5.42%       5.01%     5.31%     6.38%
--------------------------------------------------------------------------------
10 years                                   7.31%       7.20%     7.19%     8.04%
--------------------------------------------------------------------------------
Since Inception                            6.46%       6.36%     6.35%     7.20%
--------------------------------------------------------------------------------
Maximum Sales Charge                       3.25%       5.00%     1.00%     n/a
                                         Front End     CDSC      CDSC
--------------------------------------------------------------------------------
30-day SEC Yield                           5.29%       4.54%     4.54%     5.55%
--------------------------------------------------------------------------------
6-month distributions per share           $0.27      $ 0.24     $0.23     $0.28
--------------------------------------------------------------------------------
* Adjusted for maximum applicable sales charge.


--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE)

                                                             Lehman Brothers
           Int Term bond      Consumer Price Index - US      Interm Govt/Corp
   12/88       10000                   10000                      10000
   12/89       10603                   10465                      11277
   12/90       11228                   11104                      12309
   12/91       13111                   11444                      14109
   12/92       14177                   11772                      15121
   12/93       15495                   12100                      16450
   12/94       14994                   12423                      16132
   12/95       17162                   12730                      18606
   12/96       18009                   13162                      19360
   12/97       19535                   13386                      20882
   12/98       20860                   13627                      22642


Comparison of a $10,000 investment in Evergreen Intermediate Term Bond Fund Class A, versus a similar investment in the Lehman Brothers Intermediate Government/Corporate Bond Index (LBIGCBI) and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                   Evergreen
                          Intermediate Term Bond Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


How did the Fund perform during the six-month period ended on December 31, 1998?

The Fund performed well, especially for a portfolio that focuses on corporate bonds. For the six-month period ended on December 31, 1998, the Fund's Class A shares had a total return of 3.45%. During the same period, the Fund's Class B and C shares had total returns of 3.17% and 3.06%, respectively, while the Class Y shares had a return of 3.58%. These returns are unadjusted for any applicable sales charge. During the same six-month period, the average intermediate term investment grade bond Fund had a return of 3.55%, according to Lipper, Inc., an independent monitor of mutual fund performance. The Lehman Brothers Intermediate Government/Corporate Index had a return of 4.8% during the period.


                                   Portfolio
                                Characteristics
                                ---------------

              Total Net Assets                       $196,412,460
              ...................................................
              Average Credit Quality                           A+
              ...................................................
              Average Maturity                          6.3 years
              ...................................................
              Average Duration                          4.0 years
              ...................................................


The Fund's traditional emphasis on corporate, investment grade securities held back performance relative to the Lehman Brothers index during the six months, when Treasury bonds were the best performers. The Fund's income continued to be very attractive, and the yield was in the top-quartile among funds in the Lipper category.

What was the investment environment like during the six months?

The U.S. economy continued to grow at a healthy pace, spurred by strong consumer spending. The United States was, however, in Federal Reserve Chairman Alan Greenspan's words, "an island of prosperity" amidst global economic uncertainty. Western European economies continued to grow moderately, but problems in Russia and Latin America and the continued recession in Asia contributed to an environment of slowing global growth. The financial markets were less affected by the overall economic environment than they were by specific financial events. In August, the Russian government effectively defaulted on its external debt, triggering a sharp decline in the prices of financial assets globally. This was because a number of large investors, such as hedge funds, had been using leverage--or borrowed money--to speculate in higher yielding, lower-rated securities, including Russian bonds. Because they were using leverage, they were hard-hit by any adverse change in prices. They were forced to start unwinding their positions by selling securities, further contributing to a general decline in prices. The crisis also called into question the ability of many debt issuers to repay their debt, adding to the downward pressure on prices.

The risk that banks and other financial institutions would be less able to lend money grew, resulting in a credit crunch. In the U.S., the Federal Reserve recognized this danger and reduced short-term interest rates three times in the fall, easing the flow of money and reducing the costs of borrowing in this country. These interest rate cuts encouraged monetary authorities in other nations to take similar actions.

While the Federal Reserve's actions have restored some confidence in the financial markets, problems remain. It is clear that global economic expansion is slowing, creating a difficult environment for corporations to compete internationally. In the financial markets, investors have flocked to the lowest-risk assets in a "flight to quality." U.S. Treasury bonds, the highest quality

--------------------------------------------------------------------------------
                                   Evergreen
                          Intermediate Term Bond Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

securities, benefited the most. In the six months from June 30 through December 31, for example, the yields of five-year Treasuries declined from 5.47% to 4.54% and prices rose. Despite the rise in Treasury bond prices, the prices of non-government-guaranteed securities did not perform nearly as well. Yields of investment grade corporate bonds and mortgage-backed securities tended to be stable because of uncertainty over the economic outlook and the forced selling of leveraged investors. Several trends affected investment performance:

 . Longer-average-maturity portfolios tended to outperform shorter-maturities. . Higher-credit-quality portfolios tended to outperform lower-credit-quality investments.
 . Bonds that offered investors call protection, and could not be called back by their issuers prematurely, out-performed bonds without call protection.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 12/31/98 net assets)

[PIE CHART APPEARS HERE]

Corporate Notes/Bonds -- 58.0%
Foreign Bonds -- 13.5%
U.S. Treasury/Agency -- 11.2%
CMO & Mortgage-Backed Securities -- 8.7%
Repurchase Agreements, other Assets and Liabilities (net) -- 4.8%
Asset-Backed Securities -- 3.8%


Within this environment, what strategies did you pursue?

We started the six-month period with a relatively long average maturity of seven years. As interest rates came down, we shortened the average maturity to 6.3 years.

We also maintained the Fund's average credit quality at A+, but changed the composition somewhat as we reduced the Fund's weighting in high-yield bonds from 21% of net assets to 18%. Corporate industrial bonds were increased from 51% to 58% of net assets. Among corporate bonds, including both investment grade and high yield, we focused on defensive bonds in non-cyclical industries, including finance, consumer goods and cable television. We emphasized the bonds of companies whose business orientations were predominately domestic. We de-emphasized dominant companies facing international competition or in cyclical industries, including energy and commodity goods. The 18% high yield allocation was exclusively invested in the better-quality part of the market, using BB- and B-rated bonds in defensive, non-cyclical industries.

--------------------------------------------------------------------------------
                           CREDIT QUALITY ALLOCATION
--------------------------------------------------------------------------------
(based on 12/31/98 portfolio assets)

[PIE CHART APPEARS HERE]

U.S. Government/AAA -- 29%
A -- 20%
BBB -- 17%
AA -- 16%
BB -- 12%
B -- 6%

--------------------------------------------------------------------------------
                                   Evergreen
                          Intermediate Term Bond Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


To increase the Fund's call protection and protect income, we decreased the emphasis on mortgage-backed bonds and callable corporate bonds. We also reduced the Fund's weighting in Danish mortgage-backed securities from 8.5% to 3.6% of the portfolio. Among foreign investments, in general, we reduced the Fund's currency exposure by cutting investments in non-U.S.-dollar-denominated securities from 12% to 6%.

What is your outlook for the bond market?

We are very positive about economic growth in the United States, although we expect it to proceed at a slower pace in 1999 than it did in 1998. The American consumer has been spending at a rate higher than the historical average, and we anticipate a return to more normal spending patterns. In addition, we expect that corporations will reduce their capital spending in the face of slowing growth and a continued decline in U.S. exports to other nations. The inflation outlook remains positive. While we don't anticipate any further material declines from today's already low inflation rates, neither do we anticipate any material increases.

With slowing growth and low inflation, we expect the Federal Reserve may lower short-term rates further. Long-term interest rates should be stable early in the year, although they could decline further later in 1999, although not as fast as short-term rates.

We like the current prices of corporate bonds and expect to continue to emphasize them. The difference between the yields of corporate bonds and of Treasury bonds is very high. In effect, corporate bonds are priced as if the U.S. economy already was in a recession. In fact, the U.S. economy is experiencing solid growth. We do not expect a recession any time soon. This means that corporate bonds are cheap--they offer good investment value--with high yields relative to their credit risk. We expect to overweight corporate bonds, particularly BBB- and A-rated bonds, which offer good value.

Within the mortgage-backed bond sector, we expect to emphasize commercial mortgage-backed securities because they tend to offer greater call protection than residential mortgages and because the supply/demand relationship in the commercial real estate market is favorable.

The investment environment should be favorable, especially for intermediate-term corporate bonds. We expect to maintain a portfolio that provides an attractive income stream with a relatively stable net asset value.

Note to Shareholders: Christopher Conkey, who has managed the Intermediate Term Bond Fund since January 1988, has been named President and Chief Investment Officer of Evergreen Investment Management Company. On January 1, 1999, David
J. Bowers, CFA, became Portfolio Manager of the Fund. Mr. Bowers holds a Bachelor's Degree in Business Administration from Northeastern University and a Master's Degree in Finance from Boston College. He has been serving as a fixed income analyst, specializing in investment grade bonds, at Evergreen Investment Management Company. He is a member of the Association for Investment Management and Research and of the Boston Security Analysts Society.

--------------------------------------------------------------------------------
                                   Evergreen
                 Intermediate Term Government Securities Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of December 31, 1998


In fact, our duration strategy benefited performance during the entire year as interest rates declined steadily throughout much of the past twelve months.

Portfolio
Management
----------

[PHOTO OF
L. ROBERT CHESHIRE
APPEARS HERE]

L. Robert Cheshire
Tenure: January 1994

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[ARTWORK
APPEARS
HERE]

Morningstar's Style Box is based on a portfolio date as of 12/31/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source:  1998 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Historical performance for Classes A, B and C prior to inception reflects that of Class Y, the original class offered, the inception date of which is 11/1/91, and does not include 12b-1 fees. If such fees were reflected, returns would have been lower. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBIGBI is an unmanaged index and does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------

                                        Class A    Class B    Class C   Class Y
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
6 months with sales charge                 0.47%      -1.67%     2.33%     n/a
--------------------------------------------------------------------------------
6 months w/o sales charge                  3.82%       3.33%     3.33%     3.85%
--------------------------------------------------------------------------------
1 year with sales charge                   3.49%       0.96%     4.97%     n/a
--------------------------------------------------------------------------------
1 year w/o sales charge                    6.95%       5.96%     5.97%     7.03%
--------------------------------------------------------------------------------
3 years                                    4.38%       3.65%     4.66%     5.62%
--------------------------------------------------------------------------------
5 years                                    4.69%       4.80%     4.85%     5.43%
--------------------------------------------------------------------------------
Since Inception                            5.69%       5.79%     5.82%     6.22%
--------------------------------------------------------------------------------
Maximum Sales Charge                       3.25%       5.00%     1.00%     n/a
                                         Front End     CDSC      CDSC
--------------------------------------------------------------------------------
30-day SEC Yield                           4.74%       3.81%     3.81%     4.81%
--------------------------------------------------------------------------------
6-month distributions per share           $0.28      $ 0.23     $0.23     $0.28
--------------------------------------------------------------------------------
* Adjusted for maximum applicable sales charge.

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

            Int Gov't   Consumer Price Index - US    Lehman Brothers Interm Govt
   04/95      10000                10000                        10000
   12/95      10750                10098                        10858
   12/96      11074                10441                        11300
   12/97      11821                10619                        12171
   12/98      12643                10810                        13205

Comparison of a $10,000 investment in Evergreen Intermediate Term Government Securities Fund Class A, versus a similar investment in the Lehman Brothers Intermediate Government Bond Index (LBIGBI) and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                   EVERGREEN
                 Intermediate Term Government Securities Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


How did the Fund perform during the past six months?

The Evergreen Intermediate Term Government Securities Fund Class Y posted a six-month total return of 3.85%. Class A shares returned 3.82%, while B and C shares returned 3.33%, unadjusted for applicable sales charge. This performance outpaced the 3.72% average return of short intermediate U.S. government funds tracked by Lipper, Inc. an independent monitor of mutual fund performance. For the 12 months ended December 31, 1998, the Fund's Class Y shares ranked 31 out of 99, and Class A shares ranked 36 out of 99 funds in its Lipper peer group./1/

                                   Portfolio
                                Characteristics
                                ---------------

              Total Net Assets                       $169,114,982
              ...................................................
              Average Credit Quality                          AAA
              ...................................................
              Effective Maturity                        4.3 years
              ...................................................
              Average Duration                          3.1 years
              ...................................................


What type of economic environment did investors experience?

During the past six months, fixed income investors witnessed benign inflation and lower-trending interest rates that served to boost domestic bond prices. The yield on the bellwether 30-year Treasury Bond started the period at 5.63%, and fell as low as 4.70% before rebounding to 5.09% by December 31, 1998. Amid the global economic crisis, the Federal Reserve Board lowered interest rates three times in the final four months of 1998 in an effort to insulate the U.S. economy from overseas turmoil.

--------------------------------------------------------------------------------
                              PORTFOLIO MATURITY
--------------------------------------------------------------------------------
(based on 12/31/98 portfolio assets)

[PIE CHART APPEARS HERE]

1-5 Years -- 32.2%
5-10 Years -- 31.0%
10-20 Years -- 15.1%
20-30 Years -- 14.0%
0-1 Year -- 7.7%

How did your duration and sector strategy impact performance?

Strong performance versus the Fund's peer group can be attributed primarily to a long duration stance. The portfolio's duration, currently at 3.1 years, fluctuated between 100% and 105% of the benchmark for most of the six months.
In fact, our duration strategy benefited performance during the entire year as interest rates declined steadily throughout much of the past twelve months.

From a sector standpoint, we maintained a strong mortgage weighting in an effort to bolster the portfolio's income component. Although mortgages underperformed U.S. Treasuries during the period, we feel this sector's inherent income-orientation will benefit the Fund going forward. From a historical perspective, mortgages serve to increase yield as well as enhance total return and, despite recent underperformance, we will likely maintain this overweighting.


/1/Source: Lipper, Inc. an independent monitor of mutual fund performance. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ending December 31, 1998, the Fund's Class Y shares ranked 29 out of 51 short-intermediate U.S. government funds tracked by Lipper, Inc. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                   Evergreen
                 Intermediate Term Government Securities Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 12/31/98 net assets)

[PIE CHART APPEARS HERE]

 ....U.S. Treasury Obligations -- 43.3%
 ....Mortgage Backed Securities -- 40.2%
 ....U.S. Agency Obligations -- 15.1%
 ....Repurchase agreements, other assets & liabilities (net) -- 1.4%


What is your outlook going forward?

Going forward, we are wary that the global economic crisis could continue to filter back to the U.S. financial markets in the form of volatility. Although we don't anticipate a recession in the United States, we do expect an economic slowdown that will prompt the Federal Reserve Board to reduce interest rates at some point over the next six months. The portfolio's duration will likely remain modestly long in anticipation of yields trading within a certain range or slightly lower in the coming quarters. Our strategy to emphasize mortgages will bolster the Fund's yield component and provide a degree of price stability in the event of market volatility.

--------------------------------------------------------------------------------
                                   Evergreen
                         Short Intermediate Bond Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of December 31, 1998


Strong performance relative to the Fund's peer group can be attributed to our duration strategy.

Portfolio
Management
----------

[PICTURE OF
THOMAS L. ELLIS
APPEARS HERE]

Thomas L. Ellis
Tenure: January 1989


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[ARTWORK
APPEARS
HERE]

Morningstar's Style Box is based on a portfolio date as of 12/31/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source:  1998 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Historical performance for Classes B, C and Y prior to inception reflects that of Class A, the original class offered, the inception date of which is 1/28/89, and includes appropriate 12b-1 fees for Class A. If appropriate fees for Class B and C were reflected, returns for these classes would have been lower. For Class Y, if 12b-1 fees were not reflected, returns would have been higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBIGCBI is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------

                                        Class A    Class B    Class C   Class Y
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
6 months with sales charge                 0.72%      -1.40%     2.60%     n/a
--------------------------------------------------------------------------------
6 months w/o sales charge                  4.08%       3.60%     3.60%     4.13%
--------------------------------------------------------------------------------
1 year with sales charge                   4.12%       1.63%     5.62%     n/a
--------------------------------------------------------------------------------
1 year w/o sales charge                    7.60%       6.63%     6.62%     7.71%
--------------------------------------------------------------------------------
3 years                                    4.71%       3.98%     4.88%     5.96%
--------------------------------------------------------------------------------
5 years                                    4.97%       4.44%     4.88%     5.77%
--------------------------------------------------------------------------------
Since Inception                            7.19%       7.03%     7.15%     7.68%
--------------------------------------------------------------------------------
Maximum Sales Charge                       3.25%       5.00%     1.00%     n/a
                                         Front End     CDSC      CDSC
--------------------------------------------------------------------------------
30-day SEC Yield                           5.27%       4.37%     4.37%     5.37%
--------------------------------------------------------------------------------
6-month distributions per share           $0.29      $ 0.24     $0.24     $0.29
--------------------------------------------------------------------------------
* Adjusted for maximum applicable sales charge.

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

         Short Int  Consumer Price Index - US  Lehman Brothers Interm Govt/Corp

   01/93    10000              10000                        10000
   12/93    10622              10224                        10671
   12/94    10348              10498                        10465
   12/95    11794              10757                        12070
   12/96    12263              11122                        12559
   12/97    13003              11311                        13546
   12/98    13988              11515                        14688


Comparison of a $10,000 investment in Evergreen Short Intermediate Bond Fund Class A, versus a similar investment in the Lehman Brothers Intermediate Government/Corporate Bond Index (LBIGCBI) and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                   Evergreen
                         Short Intermediate Bond Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


How did the Fund perform during the fiscal period?

The Evergreen Short Intermediate Term Bond Fund's Class Y shares' six-month return of 4.13% modestly trailed the 4.80% total return of its benchmark, the Lehman Brothers Intermediate Government/Corporate Index. Class A shares returned 4.08% for the period, while Class B and C shares returned 3.60%, unadjusted for sales charges.

For the 12 months ended December 31, 1998, the Fund's Class Y shares ranked 11, and Class A shares ranked 15, out of 95 short intermediate investment grade funds as measured by Lipper Inc., an independent monitor of mutual funds./1/ It is also worth noting, that the Fund's Class A and Y shares outperformed their peer group average for the three- and five-year periods.

                                   Portfolio
                                Characteristics
                                ---------------

              Total Net Assets                       $401,671,611
              ...................................................
              Average Credit Quality                          Aa2
              ...................................................
              Effective Maturity                        4.8 years
              ...................................................
              Average Duration                          3.8 years
              ...................................................


What was the market environment like during the past six months?

During the past six months, fixed income investors witnessed a continuation of market themes from the first half of 1998: low inflation, a global economic crisis and lower-trending interest rates. The U.S. economy's fundamental health served to boost bond prices and allowed fixed income investments to post positive total returns.

In fact, the yield on the bellwether 30-year Treasury Bond declined from 5.63% to 4.98% during the first three months before inching up to 5.09% by December
31. In an effort to insulate the U.S. economy from global economic turmoil, the Federal Reserve Board lowered the Fed Funds rate three times during the final four months of 1998.

--------------------------------------------------------------------------------
                              PORTFOLIO MATURITY
--------------------------------------------------------------------------------
(based on 12/31/98 portfolio assets)

[PIE CHART APPEARS HERE]

1-5 Years -- 61%
5-10 Years -- 24%
0-1 Year -- 15%


How did your investment strategy impact performance?

Strong performance relative to the Fund's peer group can be attributed to our duration strategy, which stayed at 105% to 110% of the benchmark for most of the six months. Our forecast for continued declining interest rates, which proved accurate, prompted us to maintain this long-duration strategy. As of December 31, duration stood at 3.8 years.

From a sector standpoint, the Fund was hampered by poor performances within the corporate and mortgage sectors, particularly during the first three months of the fiscal period. We felt these two areas represented strong values, however, and increased the portfolio's weighting--from 41% to 52%--during the last three months. As these two sectors rebounded in the past couple of months, our increased weighting benefited performance and prompted us to significantly outperform the average of our peer group during the past three months.


/1/Source: Lipper, Inc. an independent monitor of mutual fund performance. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ending December 31, 1998, the Fund's Class A shares ranked 23 out of 46 short-intermediate investment grade funds tracked by Lipper, Inc; Class Y shares ranked 18 out of the 46 funds for the same period. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Short Intermediate Bond Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

Furthermore, the corporate bonds that we did purchase typically had maturity dates of five years or less, due to our belief that the shorter end of the yield curve represents the greatest relative value.

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 12/31/98 portfolio assets)

[PIE CHART APPEARS HERE]

Government/Agency -- 42.7%
A -- 25.0%
Aaa -- 20.7%
Baa -- 5.0%
Aa -- 4.0%
Ba -- 2.6%

What is your outlook going into 1999?

Going forward, current fundamentals suggest U.S. economic growth will slow markedly in the next couple of quarters. We feel the Federal Reserve Board will keep interest rates steady in the near term, but may need to lower the rates by mid-1999 should the economy slow too much. Amid this backdrop, we anticipate yields to trade within a certain range in the near term, eventually settling at the lower end of their current range.

Consequently, duration will be kept relatively long in order to take advantage of potentially lower rates. Purchases during the next few months will focus on the shorter end of the yield curve, securities with maturity dates in two to four years. From a sector standpoint, we will likely continue increasing our corporate and mortgage positions, because we anticipate an extended rebound in these areas.

--------------------------------------------------------------------------------
                                   EVERGREEN
                     Capital Preservation and Income Fund
--------------------------------------------------------------------------------
                             Financial Highlights
               (For a share outstanding throughout each period)

                                                           Six Months                                              Year Ended
                                                              ended                                               September 30,
                                                        December 31, 1998   Year Ended     Period Ended      ----------------------
                                                          (Unaudited)     June 30, 1998  June 30, 1997(b)     1996         1995 (a)
 CLASS A SHARES
Net asset value, beginning of period                         $  9.73         $  9.80         $  9.74         $  9.68       $  9.51
                                                             =======         =======         =======         =======       =======
 ....................................................................................................................................
Income from investment operations
 ....................................................................................................................................
Net investment income                                           0.28            0.57            0.46            0.61+++       0.46
 ....................................................................................................................................
Net realized and unrealized gains or losses on
 securities                                                    (0.08)          (0.07)           0.03            0.01          0.14
                                                             -------         -------         -------         -------       -------
 ....................................................................................................................................
Total from investment operations                                0.20            0.50            0.49            0.62          0.60
                                                             -------         -------         -------         -------       -------
 ....................................................................................................................................

Less distributions
 ....................................................................................................................................
From net investment income                                     (0.27)          (0.57)          (0.43)          (0.53)        (0.43)
 ....................................................................................................................................
Returns of capital                                                 0               0               0           (0.03)            0
                                                             -------         -------         -------         -------       -------
 ....................................................................................................................................
Total distributions                                            (0.27)          (0.57)          (0.43)          (0.56)        (0.43)
                                                             -------         -------         -------         -------       -------
 ....................................................................................................................................

Net asset value, end of period                               $  9.66         $  9.73         $  9.80         $  9.74       $  9.68
                                                             =======         =======         =======         =======       =======
 ....................................................................................................................................
Total return+                                                   2.10%           5.24%           5.12%           6.56%         6.36%
 ....................................................................................................................................
Ratios/supplemental data
 ....................................................................................................................................
Net assets, end of period (thousands)                        $15,024         $18,022         $15,751         $22,684       $19,293
 ....................................................................................................................................
Ratios to average net assets
 ....................................................................................................................................
 Expenses                                                       0.88%++         0.87%           0.92%++         0.91%         0.86%+
 ....................................................................................................................................
 Expenses, after fee credits                                    0.88%++         0.87%           0.90%++         0.90%         0.82%+
 ....................................................................................................................................
 Expenses, excluding fee waivers and expense
  reimbursements                                                1.25%++         1.29%           1.47%++         1.33%         1.27%+
 ....................................................................................................................................
 Net investment income                                          5.51%++         5.77%           6.24%++         6.31%         6.37%+
 ....................................................................................................................................
Portfolio turnover rate                                           19%             88%             52%             74%           67%
 ....................................................................................................................................

+   Excluding applicable sales charges.
++  Annualized.
+++ Calculation based on average shares outstanding.
(a) For the period from December 30, 1994 (commencement of class operations) to September 30, 1995.
(b) For the nine months ended June 30, 1997. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 1997.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                     Capital Preservation and Income Fund
--------------------------------------------------------------------------------
                              Financial Highlights

                (For a share outstanding throughout each period)

                                               Six Months
                                                  Ended                                            Year Ended September 30,
                                            December 31, 1998   Year Ended     Period Ended  --------------------------------------
                                               (Unaudited)     June 30, 1998  June 30, 1997(a)  1996      1995      1994     1993
 CLASS B SHARES
Net asset value, beginning of period              $  9.74         $  9.81         $  9.75     $  9.68    $  9.62   $ 9.91  $   9.88
                                                  =======         =======         =======     =======    =======   ======  ========
 ....................................................................................................................................
Income from investment operations
 ....................................................................................................................................
Net investment income                                0.23            0.49            0.39        0.55+++    0.52     0.47      0.45
 ....................................................................................................................................
Net realized and unrealized gains or losses
 on securities                                      (0.07)          (0.07)           0.04        0.01       0.03    (0.41)    (0.05)
                                                  -------         -------         -------     -------    -------   ------  --------
 ....................................................................................................................................
Total from investment operations                     0.16            0.42            0.43        0.56       0.55     0.06      0.40
                                                  -------         -------         -------     -------    -------   ------  --------
 ....................................................................................................................................

Less distributions
 ....................................................................................................................................
From net investment income                          (0.23)          (0.49)          (0.37)      (0.46)     (0.49)   (0.35)    (0.37)
 ....................................................................................................................................
Returns of capital                                      0               0               0       (0.03)         0        0         0
                                                  -------         -------         -------     -------    -------  -------  --------
 ....................................................................................................................................
Total distributions                                 (0.23)          (0.49)          (0.37)      (0.49)     (0.49)   (0.35)    (0.37)
 ....................................................................................................................................

Net asset value, end of period                    $  9.67         $  9.74         $  9.81     $  9.75    $  9.68  $  9.62  $   9.91
                                                  =======         =======         =======     =======    =======  =======  ========
 ....................................................................................................................................
Total return+                                        1.70%           4.42%           4.53%       5.90%      5.81%    0.58%     4.16%
 ....................................................................................................................................
Ratios/supplemental data
 ....................................................................................................................................
Net assets, end of period (thousands)             $24,210         $26,056         $32,694     $44,096    $62,998  $95,761  $144,725
 ....................................................................................................................................
Ratios to average net assets
 ....................................................................................................................................
 Expenses                                            1.65%++         1.65%           1.67%++     1.63%      1.53%    1.50%     1.50%
 ....................................................................................................................................
 Expenses, after fee credits                         1.65%++         1.65%           1.65%++     1.62%      1.50%      --        --
 ....................................................................................................................................
 Expenses, excluding fee waivers and expense
  reimbursements                                     2.01%++         2.10%           2.23%++     2.09%      2.09%    1.93%     1.94%
 ....................................................................................................................................
 Net investment income                               4.73%++         5.07%           5.52%++     5.63%      5.46%    4.05%     4.44%
 ....................................................................................................................................
Portfolio turnover rate                                19%             88%             52%         74%        67%      34%       60%
 ....................................................................................................................................

+   Excluding applicable sales charges.
++  Annualized.
+++ Calculation based on average shares outstanding.
(a) For the nine months ended June 30, 1997. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 1997.


                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                     Capital Preservation and Income Fund
--------------------------------------------------------------------------------
                             Financial Highlights
               (For a share outstanding throughout each period)


                                             Six Months
                                               Ended                                                  Year Ended September 30,
                                         December 31, 1998     Year Ended      Period Ended   --------------------------------------
                                            (Unaudited)      June 30, 1998   June 30, 1997(b) 1996      1995      1994   1993(a)
CLASS C SHARES
Net asset value, beginning of period           $ 9.74            $ 9.80         $ 9.74       $ 9.67    $ 9.60   $ 9.90     $ 9.82
                                               ------            ------         ------       ------    ------   ------     ------
 ....................................................................................................................................
Income from investment operations
 ....................................................................................................................................
Net investment income                            0.23              0.49           0.40         0.54+++   0.52     0.40       0.23
 ....................................................................................................................................
Net realized and unrealized gains or losses
 on securities                                  (0.08)            (0.06)          0.03         0.02      0.04    (0.35)      0.09
                                               ------            ------         ------       ------    ------   ------     ------
 ......................................................................................................................... ..........
Total from investment operations                 0.15              0.43           0.43         0.56      0.56     0.05       0.32
                                               ------            ------         ------       ------    ------   ------     ------
 ....................................................................................................................................
Less distributions
 ....................................................................................................................................
From net investment income                      (0.23)            (0.49)         (0.37)       (0.46)    (0.49)   (0.35)     (0.24)
 ....................................................................................................................................
Returns of capital                                  0                 0              0        (0.03)        0        0          0
                                               ------            ------         ------       ------    ------   ------     ------
 ......................................................................................................................... ..........
Total distributions                             (0.23)            (0.49)         (0.37)       (0.49)    (0.49)   (0.35)     (0.24)
                                               ------            ------         ------       ------    ------   ------     ------
 ....................................................................................................................................
Net asset value, end of period                 $ 9.66            $ 9.74         $ 9.80       $ 9.74    $ 9.67   $ 9.60     $ 9.90
                                               ------            ------         ------       ------    ------   ------     ------
 ....................................................................................................................................
Total return+                                    1.60%             4.53%          4.53%        5.91%     5.93%    0.48%      3.28%
 ....................................................................................................................................
Ratios/supplemental data
 ....................................................................................................................................
Net assets, end of period (thousands)          $4,057            $3,972         $4,105       $4,152    $2,755   $2,874     $2,077
 ....................................................................................................................................
Ratios to average net assets
 ....................................................................................................................................
 Expenses                                        1.65%++           1.65%          1.67%++      1.64%     1.53%    1.50%      1.50%++
 ....................................................................................................................................
 Expenses, after fee credits                     1.65%++           1.65%          1.65%++      1.62%     1.50%      --         --
 ....................................................................................................................................
 Expenses, excluding fee waivers and
  expense reimbursements                         2.01%++           2.09%          2.23%++      2.09%     2.08%    1.94%      1.67%++
 ....................................................................................................................................
 Net investment income                           4.73%++           5.05%          5.53%++      5.60%     5.51%    4.08%      2.91%++
 ....................................................................................................................................
Portfolio turnover rate                            19%               88%            52%          74%       67%      34%        60%
 ....................................................................................................................................

+   Excluding applicable sales charges.
++  Annualized.
+++ Calculation based on average shares outstanding.
(a) For the period from February 1, 1993 (commencement of class operations) to September 30, 1993.
(b) For the nine months ended June 30, 1997. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 1997.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Intermediate Term Bond Fund
--------------------------------------------------------------------------------
                             Financial Highlights
               (For a share outstanding throughout each period)

                                        Six Months
                                           Ended                                                      Year Ended July 31,
                                     December 31, 1998    Year Ended      Period Ended     ------------------------------------
                                        (Unaudited)      June 30, 1998   June 30, 1997(a)   1996       1995      1994        1993
 CLASS A SHARES
Net asset value, beginning of period     $   9.08          $   8.93           $  8.73     $  8.88    $  8.84    $  9.46     $  9.23
                                         ========          ========           =======     =======    =======    =======     =======
 ....................................................................................................................................
Income from investment operations
 ....................................................................................................................................
Net investment income                        0.27           0.57+++              0.54        0.59       0.63       0.57+++     0.70
 ....................................................................................................................................
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions               0.04              0.20              0.18       (0.16)      0.02      (0.59)       0.18
                                         --------          --------           -------     -------    -------    -------     -------
 ....................................................................................................................................
Total from investment operations             0.31              0.77              0.72        0.43       0.65      (0.02)       0.88
                                         --------          --------           -------     -------    -------    -------     -------
 ....................................................................................................................................

Less distributions
 ....................................................................................................................................
From net investment income                  (0.27)            (0.62)            (0.52)      (0.58)     (0.61)     (0.59)      (0.65)
 ....................................................................................................................................
Returns of capital                              0                 0                 0           0          0      (0.01)          0
                                         --------          --------           -------     -------    -------    -------     -------
 ....................................................................................................................................
Total distributions                         (0.27)            (0.62)            (0.52)      (0.58)     (0.61)     (0.60)      (0.65)
                                         --------          --------           -------     -------    -------    -------     -------
 ....................................................................................................................................
Net asset value, end of period           $   9.12          $   9.08           $  8.93     $  8.73    $  8.88    $  8.84     $  9.46
                                         ========          ========           =======     =======    =======    =======     =======
 ....................................................................................................................................
Total return+                                3.45%             8.82%             8.40%       4.95%      7.76%     (0.29%)      9.88%
 ....................................................................................................................................
Ratios/supplemental data
 ....................................................................................................................................

Net assets, end of period
 (thousands)                             $119,548          $123,723           $10,341     $12,958    $14,558    $16,036     $18,032
 ....................................................................................................................................
Ratios to average net assets
 ....................................................................................................................................
 Expenses                                 1.07%++              1.11%             1.12%++     1.10%      1.00%      1.00%       1.52%
 ....................................................................................................................................
 Expenses, after fee credits              1.07%++              1.10%             1.10%++     1.08%        --         --          --
 ....................................................................................................................................
 Expenses, excluding fee waivers and
  expense reimbursements                  1.23%++              1.44%             1.58%++     1.54%      1.48%      1.80%       1.99%
 ....................................................................................................................................
 Net investment income                    5.84%++              6.00%             6.43%++     6.57%      7.13%      6.81%       7.48%
 ....................................................................................................................................
Portfolio turnover rate                     74%                 331%              179%        231%       149%       280%        160%
 ....................................................................................................................................

+   Excluding applicable sales charges.
++  Annualized.
+++ Calculation based on average shares outstanding.
(a) For the eleven months ended June 30, 1997. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 1997.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Intermediate Term Bond Fund
--------------------------------------------------------------------------------
                             Financial Highlights
               (For a share outstanding throughout each period)

                                           Six Months
                                             Ended                                                     Year Ended July 31,
                                       December 31, 1998    Year Ended      Period Ended  -----------------------------------------
                                          (Unaudited)     June 30, 1998  June 30, 1997(b)   1996       1995      1994      1993(a)
CLASS B SHARES
Net asset value, beginning of period        $  9.09         $  8.95            $  8.74    $  8.89    $  8.85    $  9.47    $ 9.35
                                            =======         =======            =======    =======    =======    =======    ======
 ....................................................................................................................................
Income from investment operations
 ....................................................................................................................................
Net investment income                          0.23            0.48+++            0.47       0.52       0.56       0.49+++   0.29
 ....................................................................................................................................
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions                 0.06            0.21               0.20      (0.16)      0.02      (0.58)     0.12
                                            -------         -------            -------    -------    -------    -------   -------
 ....................................................................................................................................
Total from investment operations               0.29            0.69               0.67       0.36       0.58      (0.09)     0.41
                                            -------         -------            -------    -------    -------    -------   -------
 ....................................................................................................................................
Less distributions
 ....................................................................................................................................
From net investment income                    (0.24)          (0.55)             (0.46)     (0.51)     (0.54)     (0.52)    (0.29)
 ....................................................................................................................................
Returns of capital                                0               0                  0          0          0      (0.01)        0
                                            -------         -------            -------    -------    -------    -------   -------
 ....................................................................................................................................
Total distributions                           (0.24)          (0.55)             (0.46)     (0.51)     (0.54)     (0.53)    (0.29)
                                            -------         -------            -------    -------    -------    -------   -------
 ....................................................................................................................................
Net asset value, end of period              $  9.14         $  9.09            $  8.95    $  8.74    $  8.89    $  8.85    $ 9.47
                                            =======         =======            =======    =======    =======    =======   =======
 ....................................................................................................................................
Total return+                                  3.17%           7.89%              7.81%      4.10%      6.87%     (1.05%)    4.42%
 ....................................................................................................................................
Ratios/supplemental data
 ....................................................................................................................................
Net assets, end of period (thousands)       $11,788         $10,763            $11,368    $16,034    $17,985    $17,819    $8,159
 ....................................................................................................................................
Ratios to average net assets
 ....................................................................................................................................
 Expenses                                      1.82%++         1.86%              1.87%++    1.85%      1.75%      1.75%     1.76%++
 ....................................................................................................................................
 Expenses, after fee credits                   1.82%++         1.85%              1.85%++    1.83%        --         --        --
 ....................................................................................................................................
 Expenses, excluding fee waivers and
  expense reimbursements                       1.98%++         2.22%              2.35%++    2.32%      2.21%      2.36%     2.71%++
 ....................................................................................................................................
 Net investment income                         5.09%++         5.28%              5.68%++    5.82%      6.38%      5.48%     5.67%++
 ....................................................................................................................................
Portfolio turnover rate                          74%            331%               179%       231%       149%       280%      160%
 ....................................................................................................................................

+   Excluding applicable sales charges.
++  Annualized.
+++ Calculation based on average shares outstanding.
(a) For the period from February 1, 1993 (date of initial public offering) to July 31, 1993.
(b) For the eleven months ended June 30, 1997. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 1997.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Intermediate Term Bond Fund
--------------------------------------------------------------------------------
                             Financial Highlights
               (For a share outstanding throughout each period)

                                             Six Months
                                              Ended                                                     Year Ended July 31,
                                         December 31, 1998    Year Ended     Period Ended    ------------------------------------
                                            (Unaudited)     June 30, 1998  June 30, 1997(a)  1996      1995      1994     1993(a)
CLASS C SHARES
Net asset value, beginning of period           $ 9.09           $ 8.94          $ 8.74      $ 8.89    $  8.85   $  9.46   $  9.35
                                               ======           ======          ======      ======    =======   =======   =======
 ....................................................................................................................................
Income from investment operations
 ....................................................................................................................................
Net investment income                            0.23             0.49+++         0.46        0.52       0.55      0.49+++   0.29
 ....................................................................................................................................
Net realized and unrealized gains or losses
 on securities and foreign currency
 related transactions                            0.05             0.21            0.20       (0.16)      0.03     (0.57)     0.11
                                               ------           ------          ------      ------    -------   -------   -------
 ....................................................................................................................................
Total from investment operations                 0.28             0.70            0.66        0.36       0.58     (0.08)     0.40
                                               ------           ------          ------      ------    -------   -------   -------
 ....................................................................................................................................
Less distributions
 ....................................................................................................................................
From net investment income                      (0.23)           (0.55)          (0.46)      (0.51)     (0.54)    (0.52)    (0.29)
 ....................................................................................................................................
Returns of capital                                  0                0               0           0          0     (0.01)        0
                                               ------           ------          ------      ------    -------   -------   -------
 ....................................................................................................................................
Total distributions                             (0.23)           (0.55)          (0.46)      (0.51)     (0.54)    (0.53)    (0.29)
                                               ------           ------          ------      ------    -------   -------   -------
 ....................................................................................................................................
Net asset value, end of period                 $ 9.14           $ 9.09          $ 8.94      $ 8.74    $  8.89   $  8.85   $  9.46
                                               ======           ======          ======      ======    =======   =======   =======
 ....................................................................................................................................
Total return+                                    3.06%            8.01%           7.70%       4.10%      6.87%    (0.95%)    4.31%
 ....................................................................................................................................
Ratios/supplemental data
 ....................................................................................................................................
Net assets, end of period (thousands)          $5,386           $5,439          $7,259      $9,084    $10,185   $13,086  $  7,522
 ....................................................................................................................................
Ratios to average net assets
 ....................................................................................................................................
Expenses                                         1.82%++          1.86%           1.87%++     1.85%      1.75%     1.75%     1.77%++
 ....................................................................................................................................
Expenses, after fee credits                      1.82%++          1.85%           1.85%++     1.83%        --        --        --
 ....................................................................................................................................
Expenses, excluding fee waivers and
 expense reimbursements                          1.98%++          2.21%           2.35%++     2.31%      2.23%     2.37%     2.61%++
 ....................................................................................................................................
Net investment income                            5.09%++          5.26%           5.68%++     5.82%      6.37%     5.44%     5.61%++
 ....................................................................................................................................
Portfolio turnover rate                            74%             331%            179%        231%       149%      280%      160%
 ....................................................................................................................................

+   Excluding applicable sales charges.
++  Annualized.
+++ Calculation based on average shares outstanding.
(a) For the period from February 1, 1993 (date of initial public offering) to July 31, 1993.
(b) For the eleven months ended June 30, 1997. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 1997.


                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Intermediate Term Bond Fund
--------------------------------------------------------------------------------
                             Financial Highlights
               (For a share outstanding throughout each period)

                                                                                                   Six Months
                                                                                                     Ended
                                                                                               December 31, 1998     Period Ended
                                                                                                  (Unaudited)      June 30, 1998 (a)

CLASS Y SHARES
Net asset value, beginning of period                                                                 $  9.08            $  9.09
                                                                                                     =======            =======
 ...................................................................................................................................
Income from investment operations
 ...................................................................................................................................
Net investment income                                                                                   0.28             0.24++
 ...................................................................................................................................
Net realized and unrealized gains or losses on securities and foreign currency related transactions     0.04              (0.01)
                                                                                                     -------            -------
 ...................................................................................................................................
Total from investment operations                                                                        0.32               0.23
                                                                                                     -------            -------
 ...................................................................................................................................
Less distributions from net investment income                                                          (0.28)             (0.24)
                                                                                                     -------            -------
 ...................................................................................................................................
Net asset value, end of period                                                                       $  9.12            $  9.08
                                                                                                     =======            =======
 ...................................................................................................................................
Total return                                                                                            3.58%              2.58%
 ...................................................................................................................................
Ratios/supplemental data
 ...................................................................................................................................
Net assets, end of period (thousands)                                                                 $59,691           $63,721
 ...................................................................................................................................
Ratios to average net assets
 ...................................................................................................................................
 Expenses                                                                                               0.82%+             0.86%+
 ...................................................................................................................................
 Expenses, after fee credits                                                                            0.82%+             0.85%+
 ...................................................................................................................................
 Expenses, excluding fee waivers and expense reimbursements                                             0.98%+             1.10%+
 ...................................................................................................................................
 Net investment income                                                                                  6.09%+             6.23%+
 ...................................................................................................................................
Portfolio turnover rate                                                                                   74%               331%
 ...................................................................................................................................

+   Annualized.
++  Calculation based on average shares outstanding.
(a) For the period from January 26, 1998 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                 Intermediate Term Government Securities Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                              Six Months
                                 Ended         Year Ended June 30,
                           December 31, 1998 -------------------------      Period Ended
                              (Unaudited)     1998     1997   1996 (b)   August 31, 1995 (a)
 CLASS A SHARES
 Net asset value,
  beginning of period           $ 10.21      $ 10.02  $ 9.99   $10.15          $ 9.95
                                -------      -------  ------   ------          ------
 ............................................................................................
 Income from investment
  operations
 ............................................................................................
 Net investment income             0.28         0.55    0.55     0.46            0.19
 ............................................................................................
 Net realized and
  unrealized gains or
  losses on securities             0.11         0.19    0.03    (0.16)           0.20
                                -------      -------  ------   ------          ------
 ............................................................................................
 Total from investment
  operations                       0.39         0.74    0.58     0.30            0.39
                                -------      -------  ------   ------          ------
 ............................................................................................
 Less distributions from
  net investment income           (0.28)       (0.55)  (0.55)   (0.46)          (0.19)
                                -------      -------  ------   ------          ------
 ............................................................................................
 Net asset value, end of
  period                        $ 10.32      $ 10.21  $10.02   $ 9.99          $10.15
                                -------      -------  ------   ------          ------
 ............................................................................................
 Total return+                     3.82%        7.55%   6.00%    3.00%           3.90%
 ............................................................................................
 Ratios/supplemental data
 ............................................................................................
 Net assets, end of
  period (thousands)            $75,778      $81,034  $  571   $  497          $    9
 ............................................................................................
 Ratios to average net
  assets
 ............................................................................................
 Expenses                          0.90%++      0.83%   0.86%    0.81%++         0.80%++
 ............................................................................................
 Expenses, after fee
  credits                          0.90%++      0.83%   0.86%      --              --
 ............................................................................................
 Expenses, excluding fee
  waivers and expense
  reimbursements                   1.09%++      1.02%   0.94%    1.06%++         1.34%++
 ............................................................................................
 Net investment income             5.32%++      5.39%   5.47%    5.49%++         5.42%++
 ............................................................................................
 Portfolio turnover rate              3%          45%     68%      28%             45%
 ............................................................................................

                                       Six Months
                                          Ended        Year Ended June 30,
                                    December 31, 1998 ------------------------
                                       (Unaudited)     1998    1997   1996 (c)
 CLASS B SHARES
 Net asset value, beginning of
  period                                 $10.21       $10.02  $ 9.99   $10.38
                                         ------       ------  ------   ------
 .................................................................................
 Income from investment operations
 .................................................................................
 Net investment income                     0.23         0.46    0.45     0.18
 .................................................................................
 Net realized and unrealized gains
  or losses on securities                  0.11         0.19    0.04    (0.39)
                                         ------       ------  ------   ------
 .................................................................................
 Total from investment operations          0.34         0.65    0.49    (0.21)
                                         ------       ------  ------   ------
 .................................................................................
 Less distributions from net
  investment income                       (0.23)       (0.46)  (0.46)   (0.18)
                                         ------       ------  ------   ------
 .................................................................................
 Net asset value, end of period          $10.32       $10.21  $10.02   $ 9.99
                                         ------       ------  ------   ------
 .................................................................................
 Total return+                             3.33%        6.57%   5.03%  (1.99)%
 .................................................................................
 Ratios/supplemental data
 .................................................................................
 Net assets, end of period
  (thousands)                            $3,069       $1,052  $  742   $  359
 .................................................................................
 Ratios to average net assets
 .................................................................................
 Expenses                                  1.84%++      1.82%   1.81%    1.80%++
 .................................................................................
 Expenses, after fee credits               1.84%++      1.82%   1.81%      --
 .................................................................................
 Expenses, excluding fee waivers
  and expense reimbursements               1.84%++      1.82%   1.89%    1.91%++
 .................................................................................
 Net investment income                     4.37%++      4.49%   4.53%    4.62%++
 .................................................................................
 Portfolio turnover rate                      3%          45%     68%      28%
 .................................................................................

+   Excluding applicable sales charges.
++  Annualized.
(a) For the period from May 2, 1995 (commencement of class operations) to Au-gust 31, 1995.
(b) For the ten months ended June 30, 1996. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 1996.
(c) For the period from February 9, 1996 (commencement of class operations) to June 30, 1996.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                 Intermediate Term Government Securities Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)


                                                                                     Six Months Ended        Year Ended June 30,
                                                                                     December 31, 1998  ----------------------------
                                                                                        (Unaudited)       1998     1997     1996 (a)
CLASS C SHARES
Net asset value, beginning of period                                                      $10.21         $10.02   $ 9.99   $10.01
                                                                                          ======         ======   ======   ======
 ....................................................................................................................................
Income from investment operations
 ....................................................................................................................................
Net investment income                                                                       0.23           0.45+++  0.40     0.11
 ....................................................................................................................................
Net realized and unrealized gains or losses on securities                                   0.11           0.20     0.09    (0.02)
                                                                                          ------         -------  ------   ------
 ....................................................................................................................................
Total from investment operations                                                            0.34           0.65     0.49     0.09
                                                                                          ------         ------   ------   ------
 ....................................................................................................................................
Less distributions from net investment income                                              (0.23)         (0.46)   (0.46)   (0.11)
                                                                                          ------         ------   ------   ------
 ....................................................................................................................................
Net asset value, end of period                                                            $10.32         $10.21   $10.02   $ 9.99
                                                                                          ======         ======   ======   ======
 ....................................................................................................................................
Total return+                                                                               3.33%          6.57%    5.03%    0.89%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data
 ....................................................................................................................................
Net assets, end of period (thousands)                                                     $  209          $ 126   $   12   $   32
 ....................................................................................................................................
Ratios to average net assets
 Expenses                                                                                   1.84%++       1.83%     1.81%    1.80%++
 ....................................................................................................................................
 Expenses, after fee credits                                                                1.84%++       1.83%     1.81%      --
 ....................................................................................................................................
 Expenses, excluding fee waivers and expense reimbursements                                 1.84%++       1.83%     1.90%    1.91%++
 ....................................................................................................................................
 Net investment income                                                                      4.38%++       4.54%     4.53%    4.47%++
 ....................................................................................................................................
Portfolio turnover rate                                                                        3%           45%       68%      28%
 ....................................................................................................................................

                                             Six Months Ended  Year Ended June 30,                     Year Ended August 31,
                                             December 31, 1998 ------------------   Period Ended   ----------------------------
                                                (Unaudited)     1998     1997    June 30, 1996 (b)   1995      1994      1993
CLASS Y SHARES
Net asset value, beginning of period               $ 10.21    $ 10.02  $  9.99      $ 10.15         $ 9.92   $ 10.61   $ 10.41
                                                   =======    =======  =======      =======         ======   =======   =======
 ....................................................................................................................................
Income from investment operations
 ....................................................................................................................................
Net investment income                                 0.28       0.56     0.56         0.46           0.55      0.54      0.57
 ....................................................................................................................................
Net realized and unrealized gains or losses
 on securities                                        0.11       0.19     0.03        (0.16)          0.23     (0.64)     0.24
                                                   -------    -------  -------      -------         ------   -------   -------
 ....................................................................................................................................
Total from investment operations                      0.39       0.75     0.59         0.30           0.78     (0.10)     0.81
                                                   -------    -------  -------      -------         ------   -------   -------
Less distributions
 ....................................................................................................................................
From net investment income                           (0.28)     (0.56)   (0.56)       (0.46)         (0.55)    (0.54)    (0.58)
 ....................................................................................................................................
From capital gains                                       0          0        0            0              0     (0.05)    (0.03)
 ....................................................................................................................................
Total distributions                                  (0.28)     (0.56)   (0.56)       (0.46)         (0.55)    (0.59)    (0.61)
                                                   -------    -------  -------      -------         ------   -------   -------
 ....................................................................................................................................
Net asset value, end of period                     $ 10.32    $ 10.21  $ 10.02      $  9.99         $10.15   $  9.92   $ 10.61
                                                   =======    =======  =======      =======         ======   =======   =======
 Total return                                         3.85%      7.63%    6.08%        3.00%          8.16%    (0.99%)    8.03%
 ....................................................................................................................................
Ratios/supplemental data
 ....................................................................................................................................
Net assets, end of period (thousands)              $90,058    $99,729  $71,588      $87,004       $106,066  $106,448  $119,172
 ....................................................................................................................................
Ratios to average net assets
 Expenses                                             0.84%++    0.82%    0.81%        0.80%++        0.70%     0.55%     0.55%
 ....................................................................................................................................
 Expenses, after fee credits                          0.84%++    0.82%    0.81%          --             --        --        --
 ....................................................................................................................................
 Expenses, excluding fee waivers and expense
  reimbursements                                      0.84%++    0.82%    0.89%        0.87%++        0.84%     0.82%     0.83%
 ....................................................................................................................................
 Net investment income                                5.38%++    5.47%    5.52%        5.47%++        5.54%     5.22%     5.48%
 ....................................................................................................................................
Portfolio turnover rate                                  3%        45%      68%          28%            45%       45%       31%
 ....................................................................................................................................

+   Excluding applicable sales charges.
++  Annualized.
+++ Calculation based on average shares outstanding.
(a) For the period from April 10, 1996 (commencement of class operations) to June 30, 1996.
(b) For the ten months ended June 30, 1996. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 1996.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Short Intermediate Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                            Year Ended
                           Six Months Ended    Year Ended June 30,                         December 31,
                           December 31, 1998 -------------------------    Period Ended    -----------------
                              (Unaudited)     1998     1997     1996    June 30, 1995 (a)  1994      1993
 CLASS A SHARES
 Net asset value,
  beginning of period           $  9.90      $  9.83  $  9.82  $ 10.02       $  9.52      $ 10.42   $ 10.41
                                -------      -------  -------  -------       -------      -------   -------
 ............................................................................................................
Income from investment
 operations
 ............................................................................................................
Net investment income              0.28         0.61     0.63     0.63          0.32         0.65      0.65
 ............................................................................................................
Net realized and unrealized
 gains or losses on
 securities                        0.12         0.07     0.02    (0.19)         0.50        (0.91)     0.19
                                -------      -------  -------  -------       -------      -------   -------
 ............................................................................................................
Total from investment
 operations                        0.40         0.68     0.65     0.44          0.82        (0.26)     0.84
                                -------      -------  -------  -------       -------      -------   -------
 ............................................................................................................
 Less distributions
 ............................................................................................................
From net investment income        (0.29)       (0.61)   (0.64)   (0.64)        (0.32)       (0.64)    (0.65)
 ............................................................................................................
From capital gains                    0            0        0        0             0            0     (0.18)
                                -------      -------  -------  -------       -------      -------   -------
 ............................................................................................................
Total distributions               (0.29)       (0.61)   (0.64)   (0.64)        (0.32)       (0.64)    (0.83)
                                -------      -------  -------  -------       -------      -------   -------
 ............................................................................................................
Net asset value, end of
 period                         $ 10.01      $  9.90  $  9.83  $  9.82       $ 10.02      $  9.52   $ 10.42
                                -------      -------  -------  -------       -------      -------   -------
 ............................................................................................................
Total return+                      4.08%        7.08%    6.77%    4.45%         8.77%       (2.57%)    8.29%
 ............................................................................................................
Ratios/supplemental data
 ............................................................................................................
Net assets, end of
 period (thousands)             $20,086      $16,848  $17,703  $18,630       $18,898      $19,127   $22,865
 ............................................................................................................
Ratios to average net assets
 Expenses                          0.84%++      0.80%    0.72%    0.79%         0.77%++      0.75%     0.93%
 ............................................................................................................
 Expenses, after fee
  credits                          0.83%++      0.80%    0.72%      --            --           --        --
 ............................................................................................................
 Net investment income             5.69%++      6.14%    6.37%    6.35%         6.58%++      6.46%     6.15%
 ............................................................................................................
 Portfolio turnover rate             31%          68%      45%      76%           34%          48%       73%
 ............................................................................................................

                                                                                             Year Ended
                           Six Months Ended    Year Ended June 30,                          December 31,
                           December 31, 1998 -------------------------    Period Ended    ------------------
                              (Unaudited)     1998     1997     1996    June 30, 1995 (a)  1994     1993 (b)
 CLASS B SHARES
 Net asset value,
  beginning of period           $  9.92      $  9.85  $  9.84  $ 10.04       $  9.54      $ 10.44    $10.57
                                -------      -------  -------  -------       -------      -------    ------
 ............................................................................................................
Income from investment
 operations
 ............................................................................................................
Net investment income              0.24         0.52     0.54     0.55          0.28         0.58      0.58
 ............................................................................................................
Net realized and
 unrealized gains or
 losses on securities              0.11         0.07     0.01    (0.19)         0.50        (0.92)     0.05
                                -------      -------  -------  -------       -------      -------    ------
 ............................................................................................................
Total from investment
 operations                        0.35         0.59     0.55     0.36          0.78        (0.34)     0.63
                                -------      -------  -------  -------       -------      -------    ------
 ............................................................................................................
Less distributions
 ............................................................................................................
From net investment
 income                           (0.24)       (0.52)   (0.54)   (0.56)        (0.28)       (0.56)    (0.58)
 ............................................................................................................
From capital gains                    0            0        0        0             0            0     (0.18)
                                -------      -------  -------  -------       -------      -------    ------
 ............................................................................................................
Total distributions               (0.24)       (0.52)   (0.54)   (0.56)        (0.28)       (0.56)    (0.76)
                                -------      -------  -------  -------       -------      -------    ------
 ............................................................................................................
Net asset value, end of
 period                         $ 10.03      $  9.92  $  9.85  $  9.84       $ 10.04      $  9.54    $10.44
                                -------      -------  -------  -------       -------      -------    ------
 ............................................................................................................
Total return+                      3.60%        6.11%    5.78%    3.62%         8.31%       (3.33%)    6.08%
 ............................................................................................................
Ratios/supplemental data
 ............................................................................................................
Net assets, end of
 period (thousands)             $25,212      $22,689  $22,237  $21,006       $17,366      $17,625    $8,876
 ............................................................................................................
Ratios to average net assets
 Expenses                          1.74%++      1.70%    1.62%    1.69%         1.67%++      1.50%     1.57%++
 ............................................................................................................
 Expenses, after fee
  credits                          1.73%++      1.70%    1.62%      --            --           --        --
 ............................................................................................................
 Net investment income             4.79%++      5.23%    5.48%    5.45%         5.68%++      5.75%     5.42%++
 ............................................................................................................
Portfolio turnover rate              31%          68%      45%      76%           34%          48%       73%
 ............................................................................................................

+   Excluding applicable sales charges.
++  Annualized.
(a) For the six months ended June 30, 1995. The Fund changed its fiscal year end from December 31 to June 30, effective June 30, 1995.
(b) For the period from January 25, 1993 (commencement of class operations) to December 31, 1993.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Short Intermediate Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                           Six Months Ended    Year Ended June 30,
                           December 31, 1998 ----------------------    Period Ended        Period Ended
                              (Unaudited)     1998    1997    1996   June 30, 1995 (b) December 31, 1994 (a)
  CLASS C SHARES
Net asset value,
 beginning of period            $ 9.92       $ 9.85  $ 9.84  $10.05       $ 9.55               $9.85
                                ======       ======  ======  ======       ======               =====
 ............................................................................................................
Income from investment
 operations
 ............................................................................................................
Net investment income             0.24         0.52    0.54    0.55         0.26                0.18
 ............................................................................................................
Net realized and
 unrealized gains or
 losses on securities             0.11         0.07    0.01   (0.20)        0.50               (0.30)
                                ------       ------  ------  ------       ------               -----
 ............................................................................................................
Total from investment
 operations                       0.35         0.59    0.55    0.35         0.76               (0.12)
                                ------       ------  ------  ------       ------               -----
 ............................................................................................................
Less distributions from
 net investment income           (0.24)       (0.52)  (0.54)  (0.56)       (0.26)              (0.18)
                                ------       ------  ------  ------       ------               -----
Net asset value, end of
 period                         $10.03       $ 9.92  $ 9.85  $ 9.84       $10.05               $9.55
                                ======       ======  ======  ======       ======               =====
 ............................................................................................................
Total return+                     3.60%        6.11%   5.77%   3.51%        8.23%              (1.27%)
 ............................................................................................................
Ratios/supplemental data
 ............................................................................................................
Net assets, end of
 period (thousands)             $1,546       $1,143  $1,029  $1,155       $  527               $ 512
 ............................................................................................................
Ratios to average net
 assets
 Expenses                         1.74%++      1.70%   1.62%   1.69%        1.67%++             1.65%++
 ............................................................................................................
 Expenses, after fee
  credits                         1.73%++      1.70%   1.62%     --           --                  --
 ............................................................................................................
Net investment income             4.79%++      5.25%   5.47%   5.46%        5.69%++             5.87%++
 ............................................................................................................
Portfolio turnover rate             31%          68%     45%     76%          34%                 48%
 ............................................................................................................

                                                                                                Year Ended
                           Six Months Ended     Year Ended June 30,                            December 31,
                           December 31, 1998 ----------------------------    Period Ended    -------------------
                              (Unaudited)      1998      1997      1996    June 30, 1995 (b)   1994       1993
 CLASS Y SHARES
Net asset value,
 beginning of period           $   9.90      $   9.83  $   9.82  $  10.02      $   9.52      $  10.43   $  10.41
                               ========      ========  ========  ========      ========      ========   ========
 ................................................................................................................
Income from investment
 operations
 ................................................................................................................
Net investment income              0.28          0.62      0.64      0.64          0.33          0.65       0.69
 ................................................................................................................
Net realized and
 unrealized gains or
 losses on securities              0.12          0.07      0.02     (0.19)         0.49         (0.91)      0.19
                               --------      --------  --------  --------      --------      --------   --------
 ................................................................................................................
Total from investment
 operations                        0.40          0.69      0.66      0.45          0.82         (0.26)      0.88
                               --------      --------  --------  --------      --------      --------   --------
 ................................................................................................................
Less distributions
 ................................................................................................................
From net investment
 income                           (0.29)        (0.62)    (0.65)    (0.65)        (0.32)        (0.65)     (0.68)
 From capital gains                   0             0         0         0             0             0      (0.18)
                               --------      --------  --------  --------      --------      --------   --------
 ................................................................................................................
Total distributions               (0.29)        (0.62)    (0.65)    (0.65)        (0.32)        (0.65)     (0.86)
                               --------      --------  --------  --------      --------      --------   --------
 ................................................................................................................
Net asset value, end of
 period                        $  10.01      $   9.90  $   9.83  $   9.82      $  10.02      $   9.52   $  10.43
                               --------      --------  --------  --------      --------      --------   --------
 ................................................................................................................

Total return                       4.13%         7.19%     6.88%     4.63%         8.80%        (2.55%)     8.67%
 ................................................................................................................
Ratios/supplemental data
 ................................................................................................................
Net assets, end of
 period (thousands)            $354,827      $348,358  $357,706  $352,095      $347,050      $345,025   $376,445
 ................................................................................................................
Ratios to average net
 assets
 Expenses                          0.74%++       0.70%     0.62%     0.69%         0.67%++       0.65%      0.66%
 ................................................................................................................
 Expenses, after fee
  credits                          0.73%++       0.70%     0.62%       --            --            --         --
 ................................................................................................................
Net investment income              5.82%++       6.25%     6.48%     6.45%         6.68%++       6.56%      6.41%
 ................................................................................................................
Portfolio turnover rate              31%           68%       45%       76%           34%           48%        73%
 ................................................................................................................

+   Excluding applicable sales charges.
++  Annualized.
(a) For the period from September 6, 1994 (commencement of class operations) to December 31, 1994.
(b) For the six months ended June 30, 1995. The Fund changed its fiscal year end from December 31 to June 30, effective June 30, 1995.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                     Capital Preservation and Income Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                         December 31, 1998 (Unaudited)

 Principal
   Amount                                                              Value
 ADJUSTABLE RATE MORTGAGE SECURITIES - 71.5%
            FHLMC - 30.3%
 $  466,203 FHLMC Pool #605343, Cap 13.61%, Margin 2.75%+ WTAL,
             Resets Annually,
             7.33%, 3/1/19.......................................   $   483,103
  1,092,680 FHLMC Pool #605386, Cap 12.87%, Margin 2.75%+ WTAL,
             Resets Annually,
             7.50%, 9/1/17.......................................     1,121,024
    479,988 FHLMC Pool #606541, Cap 13.55%, Margin 2.79%+ WTAL,
             Resets Annually,
             7.29%, 3/1/21.......................................       494,537
    988,259 FHLMC Pool #606679, Cap 12.08%, Margin 2.88%+ WTAL,
             Resets Annually,
             7.06%, 10/1/21......................................     1,022,078
    892,058 FHLMC Pool #607352, Cap 13.61%, Margin 2.75%+ WTAL,
             Resets Annually,
             7.50%, 4/1/22.......................................       916,732
  3,023,948 FHLMC Pool #608034, Cap 14.78%, Margin 2.22%+ WTAL,
             Resets Annually,
             6.96%, 6/1/16.......................................     3,078,288
     66,714 FHLMC Pool #645062, Cap 14.14%, Margin 2.90%+ WTAL,
             Resets Annually,
             7.61%, 5/1/19.......................................        68,069
    279,158 FHLMC Pool #785114, Cap 13.31%, Margin 2.75%+ WTAL,
             Resets Annually,
             7.45%, 7/1/19.......................................       288,276
     46,888 FHLMC Pool #785147, Cap 12.78%, Margin 2.75%+ WTAL,
             Resets Annually,
             7.35%, 5/1/20.......................................        47,577
  1,163,135 FHLMC Pool #845063, Cap 12.10%, Margin 2.83%+ WTAL,
             Resets Annually,
             7.30%, 11/1/21......................................     1,192,213
  2,061,260 FHLMC Pool #845070, Cap 11.84%, Margin 2.78%+ WTAL,
             Resets Annually,
             7.38%, 1/1/22.......................................     2,128,251
  1,070,644 FHLMC Pool #845082, Cap 12.58%, Margin 2.69%+ WTAL,
             Resets Annually,
             7.33%, 3/1/22.......................................     1,088,041
    825,040 FHLMC Pool #846163, Cap 13.07%, Margin 2.71%+ WTAL,
             Resets Annually,
             7.28%, 7/1/30.......................................       845,154
    326,690 FHLMC Pool #865220, Cap 15.08%, Margin 2.35%+ WTAL,
             Resets Triennially,
             7.75%, 4/1/20.......................................       336,389
                                                                    -----------
                                                                     13,109,732
                                                                    -----------
            FNMA - 41.2%
    431,921 FNMA Pool #046692, Cap 12.89%, Margin 2.56%+ CMT,
             Resets Annually,
             6.875%, 8/1/15......................................       434,595
    235,641 FNMA Pool #062610, Cap 12.75%, Margin 2.75%+ CMT,
             Resets Annually,
             7.50%, 6/1/18........................................      243,005
    290,238 FNMA Pool #070033, Cap 14.31%, Margin 2.60%+ CMT,
             Resets Annually,
             7.05%, 10/1/17.......................................      296,316
  1,128,843 FNMA Pool #070119, Cap 12.00%, Margin 2.76%+ CMT,
             Resets Annually,
             7.40%, 11/1/17.......................................    1,163,414
    406,428 FNMA Pool #070179, Cap 12.77%, Margin 2.93%+ CMT,
             Resets Annually,
             7.08%, 7/1/27........................................      414,622
    245,317 FNMA Pool #070327, Cap 12.95%, Margin 2.75%+ CMT,
             Resets Annually,
             7.45%, 6/1/19........................................      250,606
  1,190,829 FNMA Pool #090678, Cap 13.15%, Margin 2.70%+ CMT,
             Resets Annually,
             7.48%, 9/1/18........................................    1,238,271
    334,875 FNMA Pool #092086, Cap 15.55%, Margin 2.75%+ CMT,
             Resets Annually,
             7.42%, 10/1/16.......................................      342,671
    617,153 FNMA Pool #094564, Cap 15.84%, Margin 2.50%+ CMT,
             Resets Annually,
             7.27%, 1/1/16........................................      631,329
    788,063 FNMA Pool #095405, Cap 13.65%, Margin 2.73%+ CMT,
             Resets Annually,
             7.29%, 12/1/19.......................................      809,242
    384,465 FNMA Pool #102905, Cap 13.11%, Margin 2.82%+ CMT,
             Resets Annually,
             7.33%, 7/1/20........................................      395,818
    196,268 FNMA Pool #105007, Cap 13.33%, Margin 2.75%+ CMT,
             Resets Annually,
             7.03%, 7/1/19........................................      197,346
    215,218 FNMA Pool #114714, Cap 12.60%, Margin 2.75%+ CMT,
             Resets Annually,
             7.07%, 3/1/19........................................      219,826
    723,318 FNMA Pool #124015, Cap 13.24%, Margin 2.58%+ CMT,
             Resets Annually,
             7.08%, 11/1/18.......................................      740,049
    557,845 FNMA Pool #124204, Cap 13.51%, Margin 2.71%+ CMT,
             Resets Annually,
             7.36%, 1/1/22........................................      569,526
  2,292,466 FNMA Pool #124289, Cap 13.46%, Margin 2.67%+ CMT,
             Resets Annually,
             7.32%, 9/1/21........................................    2,355,509

--------------------------------------------------------------------------------
                                  EVERGREEN
                     Capital Preservation and Income Fund
--------------------------------------------------------------------------------
                       Schedule of Investments(continued)
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
 Amount                                                              Value
--------------------------------------------------------------------------------
 ADJUSTABLE RATE MORTGAGE SECURITIES - continued
            FNMA - continued
 $  459,108 FNMA Pool #124945, Cap 12.54%, Margin 2.78%+ CMT,
             Resets Annually,
             7.43%, 1/1/31.......................................   $   470,659
    268,172 FNMA Pool #142963, Cap 11.03%, Margin 2.63%+ CMT,
             Resets Annually,
             7.40%, 1/1/22.......................................       272,865
    274,048 FNMA Pool #303247, Cap 11.08%, Margin 2.71%+ CMT,
             Resets Annually,
             7.17%, 12/1/22......................................       280,170
  1,622,021 FNMA Pool #313663, Cap 12.96%, Margin 2.81%+ CMT,
             Resets Annually,
             7.25%, 5/1/22.......................................     1,657,511
    813,057 FNMA Pool #313994, Cap 9.83%, 2.48%+ Six Month LIBOR,
             7.42%, 12/1/23......................................       822,504
  1,222,515 FNMA Pool #331526, Cap 11.17%, Margin 2.75%+ CMT,
             Resets Annually,
             6.11%, 5/1/36.......................................     1,231,684
    106,154 FNMA Pool #391290, Cap 12.68%, Margin 2.71%+ CMT,
             Resets Annually,
             7.30%, 2/1/17.......................................       107,415
  1,189,504 FNMA Pool #423207, Cap 11.87%, Margin 2.75%+ CMT,
             Resets Annually,
             5.83%, 4/1/38.......................................     1,194,708
  1,496,873 FNMA Pool #449552, Cap 11.94%, Margin 2.75%+ CMT,
             Resets Annually,
             5.96%, 11/1/28......................................     1,508,803
                                                                    -----------
                                                                     17,848,464
                                                                    -----------
            Total Adjustable Rate Mortgage Securities (cost
             $31,148,758)........................................    30,958,196
                                                                    -----------
 ASSET-BACKED SECURITIES - 10.8%
  1,000,000 Carco Auto Loan Master Trust,
             Series 1997-1, Class A,
             6.69%, 8/15/04......................................     1,011,490
  1,355,185 CoreStates Home Equity Trust,
             Series 1994-1, Class A,
             6.65%, 5/15/09......................................     1,375,458
  1,626,193 Merrill Lynch Mortgage Investors, Inc., Series 1992-
             B, Class B,
             8.50%, 4/15/12......................................     1,648,960
    426,000 Salomon Brothers Mortgage, Inc., Series 1998-NC7,
             6.70%, 1/25/29......................................       425,534
    200,000 The Money Store Home Equity Trust, Series 1997-B,
             6.64%, 1/15/17......................................       201,091
                                                                    -----------
            Total Asset-Backed Securities (cost $4,645,911)......     4,662,533
                                                                    -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS - 4.6%
      6,353 FHLMC CMO, Series 11 Class 11C, 9.50%, 4/15/19.......         6,393
    859,539 FHLMC Strip, Series 20, Class F,
             6.33%, 7/1/29.......................................       858,464
    844,743 Nomura Depositor Trust,
             Series 1998-ST1, Class A1,
             5.83%, 1/15/03......................................       818,609
    289,329 Prudential Home Mortgage Securities, Series 1990-12,
             Class A1,
             7.94%, 11/25/20.....................................       288,459
                                                                    -----------
            Total Collateralized Mortgage Obligations (cost
             $2,007,089).........................................     1,971,925
                                                                    -----------
 FIXED RATE MORTGAGE SECURITIES - 6.1%
            FHLMC - 1.4%
    313,882 FHLMC Pool #B00078,
             10.50%, 10/1/05.....................................       324,008
    267,415 FHLMC Pool #B00475,
             10.50%, 4/1/04......................................       276,042
                                                                    -----------
                                                                        600,050
                                                                    -----------
            FNMA - 1.7%
    332,975 FNMA Pool #002497,
             11.00%, 1/1/16......................................       363,866
    140,492 FNMA Pool #058442,
             11.00%, 1/1/18......................................       154,878
    208,488 FNMA Pool #100051,
             9.50%, 4/15/05......................................       217,805
                                                                    -----------
                                                                        736,549
                                                                    -----------
            GNMA - 3.0%
  1,283,706 GNMA Pool #268164,
             10.25%, 11/15/29....................................     1,315,798
                                                                    -----------
            Total Fixed Rate Mortgage Securities (cost
             $2,703,840).........................................     2,652,397
                                                                    -----------
 U. S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%
    (cost $510,410)
    500,000 FHLB,
             5.125%, 9/15/03.....................................       499,845
                                                                    -----------
 U. S. TREASURY OBLIGATIONS - 2.1% (cost $923,592)
    900,000 U. S. Treasury Notes,
             5.50%, 5/31/03......................................       929,250
                                                                    -----------
 REPURCHASE AGREEMENT - 2.5% (cost $1,081,000)
  1,081,000 Evergreen Joint Repurchase Agreement, (5.02% dated
             12/31/98 due 1/4/99, maturity value $1,081,603)(a)..     1,081,000
                                                                    -----------
            Total Investments-- (cost $43,020,600).........   98.8%  42,755,146
            Other Assets and Liabilities - net.............    1.2      535,667
                                                             -----  -----------
            Net Assets - ..................................  100.0% $43,290,813
                                                             =====  ===========

(a) The repurchase agreement is fully collateralized by U. S. Treasury and/or federal agency obligations based on market prices plus accrued interest at December 31, 1998.

Summary of Abbreviations:

CMO   Collateralized Mortgage Obligation
CMT   1, 3, or 5 year Constant Maturity Treasury Index
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation
FNMA  Federal National Mortgage Association
GNMA  Government National Mortgage Association
LIBOR London Interbank Overnight Rate
WTAL  1 to 3 year Weekly Treasury Average Lookback

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Intermediate Term Bond Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
  Amount                                                                Value
--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES - 3.8% (b)
 $ 1,000,000 California Infrastructure
              PG&E, Series 1997-1
              Certificate, Class A4
              (Est. Maturity 2000),
              6.16%, 6/25/03.....................................   $  1,017,330
   2,500,000 Contimortgage Home Equity
              Loan Trust,
              Series 1998-1 Class A6
              (Est. Maturity 2003),
              6.58%, 12/15/18....................................      2,532,800
     895,953 CoreStates Home Equity Trust,
              Series 1994-1 Class A
              (Est. Maturity 2000),
              6.65%, 5/15/09.....................................        909,356
   2,000,000 Salomon Brothers Mortgage, Inc.,
              Series 1998-NC7
              (Est. Maturity 2003),
              6.70%, 1/25/29.....................................      1,997,813
   1,000,000 Southern Pacific Secured Assets Corp.,
              Series 1996-3 Class A4
              (Est. Maturity 2002),
              7.60%, 10/25/27....................................      1,045,023
                                                                    ------------
             Total Asset-Backed Securities
              (cost $7,386,834)..................................      7,502,322
                                                                    ------------
 CORPORATE BONDS - 58.0%
             Aerospace & Defense - 4.6%
     500,000 BE Aerospace, Inc.,
              Sr. Sub. Notes
              9.50%, 11/1/08 (a).................................        528,750
   3,675,000 Boeing, Inc., Deb.,
              8.10%, 11/15/06....................................      4,170,574
   3,000,000 Lockheed Martin Corp., Notes,
              7.25%, 5/15/06.....................................      3,245,730
     500,000 Northrop Grumman Corp., Notes,
              7.00%, 3/1/06......................................        520,840
     500,000 Sequa Corp., Sr. Notes,
              8.75%, 12/15/01....................................        511,250
                                                                    ------------
                                                                       8,977,144
                                                                    ------------
             Automotive Equipment & Manufacturing - 0.9%
     950,000 Ford Motor Co., Deb.,
              9.00%, 9/15/01.....................................      1,035,529
     750,000 Hayes Lemmerz International, Inc.,
              8.25%, 12/15/08....................................        750,000
                                                                    ------------
                                                                       1,785,529
                                                                    ------------
             Banks - 4.0%
   1,000,000 Amsouth Bancorp.,
              Sub. Deb., Puttable 2005,
              6.75%, 11/1/25.....................................      1,046,670
   2,500,000 Bank One Texas N. A., Sub. Notes,
              6.25%, 2/15/08.....................................      2,578,600
   2,000,000 NationsBank Corp., Sub. Notes,
              8.125%, 6/15/02....................................      2,162,060
   2,000,000 Suntrust Banks, Inc., Sr. Bond,
              6.00%, 1/15/28.....................................      2,043,760
                                                                  --------------
                                                                       7,831,090
                                                                  --------------
             Building, Construction & Furnishings - 0.1%
     200,000 MDC Holdings, Inc., Sr. Notes,
              8.375%, 2/1/08.....................................        197,000
                                                                  --------------
             Business Equipment & Services - 1.3%
   1,000,000 Lucent Technologies, Inc., Notes
              5.50%, 11/15/08....................................      1,010,430
     500,000 Paging Network, Inc., Sr. Sub. Notes,
              8.875%, 2/1/06.....................................        455,000
     500,000 United Rentals, Inc., Sr. Sub. Notes,
              9.25%, 1/15/09 (a).................................        503,750
     500,000 Williams Scotsman, Inc., Sr. Sub. Notes,
              9.875%, 6/1/07.....................................        510,000
                                                                  --------------
                                                                       2,479,180
                                                                  --------------
             Cable/Other Video Distribution - 1.5%
     750,000 Century Communications Corp.,
              Sr. Notes,
              9.75%, 2/15/02.....................................        806,250
   1,000,000 Comcast Cable Communications I,
              Sr. Notes,
              6.20%, 11/15/08....................................      1,016,600
     500,000 Jones Intercable, Inc.,
              Sr. Notes,
              9.625%, 3/15/02....................................        538,750
     500,000 Marcus Cable Operating Co. LP,
              Gtd. Sr. Sub. Disc.
              Notes, Step Bond,
              (Eff. Yield 7.43%) (c),
              0.00%, 8/1/04......................................        501,250
                                                                  --------------
                                                                       2,862,850
                                                                  --------------
             Chemical & Agricultural Products - 1.1%
   1,164,000 Dow Chemical Co., Deb.,
              8.625%, 4/1/06.....................................      1,337,273
     300,000 International Specialty
              Products Holdings, Inc.,
              Sr. Notes, Series B,
              9.00%, 10/15/03....................................        316,500
     500,000 Polymer Group, Inc.,
              Sr. Sub. Notes, Series B,
              9.00%, 7/1/07......................................        495,000
                                                                  --------------
                                                                       2,148,773
                                                                  --------------
             Communication Systems & Services - 10.4%
     500,000 AT&T Credit Corp.,
              Series D, MTN,
              9.85%, 3/15/99.....................................        509,075
   2,600,000 Bell Telephone Co. of PA, Deb.,
              8.35%, 12/15/30....................................      3,384,810
     950,000 Centennial Cellular Corp.,
              Sr. Notes,
              8.875%, 11/1/01....................................      1,007,000

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Intermediate Term Bond Fund
--------------------------------------------------------------------------------
                       Schedule of Investments(continued)
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
  Amount                                                              Value
--------------------------------------------------------------------------------
 CORPORATE BONDS - continued
             Communication Systems & Services - continued
 $   500,000 Echostar Communications Corp.,
              Step Bond,
              (Eff. Yield 8.21%) (c)
              0.00%, 6/1/04......................................   $    515,000
   5,000,000 GTE Corp.,
              Deb.,
              6.46%, 4/15/08.....................................      5,326,000
     500,000 Jordan Telecommunication Products,
              Sr. Notes,
              9.875%, 8/1/07.....................................        500,000
     400,000 K III Communications Corp.,
              8.50%, 2/1/06......................................        412,000
   1,000,000 Lenfest Communications, Inc.,
              Sr. Secd. Notes,
              8.37%, 11/1/05.....................................      1,080,000
   1,000,000 MCI Communications Corp.,
              Puttable and Callable @100,
              4/15/02 (Eff. Yield 6.23%) (c),
              Notes,
              6.12%, 4/15/02.....................................      1,015,220
   1,560,000 MCI Worldcom, Inc.,
              Notes,
              7.75%, 4/1/07......................................      1,762,254
     500,000 Olympus Communications LP,
              Sr. Notes,
              10.625%, 11/15/06..................................        546,250
     500,000 Price Communications Wireless,
              Sr. Secd. Notes,
              9.125%, 12/15/06 (a)...............................        505,000
     525,000 Qwest Communications
              International, Inc.,
              Sr. Notes,
              7.50%, 11/1/08 (a) ................................        548,625
   1,000,000 Sprint Capital Corp.,
              6.125%, 11/15/08...................................      1,021,830
   2,000,000 TCI Communications, Inc.,
              Sr. Notes,
              8.00%, 8/1/05......................................      2,251,580
                                                                    ------------
                                                                      20,384,644
                                                                    ------------
             Consumer Products & Services - 1.3%
     800,000 American Greetings Corp.,
              Notes,
              6.10%, 8/1/28......................................        820,368
   1,164,000 General Mills, Inc.,
              Series B, MTN,
              9.00%, 12/20/02....................................      1,310,815
     500,000 Westpoint Stevens, Inc.,
              Sr. Notes,
              7.875%, 6/15/05....................................        512,500
                                                                    ------------
                                                                       2,643,683
                                                                    ------------
             Environmental Services - 0.5%
   1,000,000 Allied Waste North America,
              Sr. Notes,
              7.375%, 1/1/04 (a) ................................      1,005,000
                                                                    ------------
             Finance & Insurance - 10.5%
   1,000,000 Beneficial Corp.,
              Series I, MTN,
              6.25%, 2/18/13.....................................      1,027,310
   1,250,000 Chase Manhattan Corp.,
              Sub. Notes,
              9.375%, 7/1/01.....................................      1,362,475
   1,000,000 CIT Group Holdings, Inc.,
              MTN,
              9.25%, 3/15/01.....................................      1,077,740
   2,000,000 Fleet Financial Group, Inc.,
              Notes,
              6.50%, 3/15/08.....................................      2,105,780
   2,000,000 General Electric Capital Corp.,
              Deb.,
              8.75%, 5/21/07.....................................      2,441,480
   1,650,000 GS Escrow Corp.,
              Sr. Notes,
              6.75%, 8/1/01 (a)..................................      1,636,222
     800,000 Harris BanCorp.,
              Sub. Notes,
              9.375%, 6/1/01.....................................        866,008
   2,000,000 Mellon Financial Co.,
              Sr. Notes,
              5.75%, 11/15/03....................................      2,010,820
     875,000 Paine Webber Group, Inc.,
              Sr. Notes,
              8.25%, 5/1/02......................................        927,185
     500,000 Presidential Life Insurance Corp.,
              Sr. Notes,
              9.50%, 12/15/00....................................        511,250
             Prudential Insurance Co.:
   2,000,000  Notes,
              7.125%, 7/1/07.....................................      2,132,600
   3,000,000  Sr. Notes,
              6.375%, 7/23/06....................................      3,069,420
             Reliance Group Holdings, Inc.:
     500,000  Sr. Sub. Deb.,
              9.75%, 11/15/03....................................        521,680
   1,000,000  Sr. Notes,
              9.00%, 11/15/00....................................      1,041,550
                                                                    ------------
                                                                      20,731,520
                                                                    ------------
             Food & Beverage Products - 1.4%
     250,000 Aurora Foods, Inc.,
              Sr. Sub. Notes,
              9.875%, 2/15/07....................................        272,500
     750,000 Chiquita Brands International, Inc.,
              Sr. Notes,
              9.625%, 1/15/04....................................        776,250
   1,000,000 Coca Cola Enterprises, Inc.,
              Notes,
              5.75%, 11/1/08.....................................      1,007,400
     600,000 Fleming Companies, Inc.,
              Sr. Notes,
              10.625%, 12/15/01..................................        618,000
                                                                    ------------
                                                                       2,674,150
                                                                    ------------
             Gaming - 0.3%
     250,000 Grand Casino, Inc.,
              Gtd. First Mtge. Notes,
              10.125%, 12/1/03...................................        272,500
     400,000 Station Casinos, Inc.,
              Sr. Sub. Notes,
              9.625%, 6/1/03.....................................        420,000
                                                                    ------------
                                                                         692,500
                                                                    ------------

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Intermediate Term Bond Fund
--------------------------------------------------------------------------------
                       Schedule of Investments(continued)
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
 CORPORATE BONDS - continued
             Healthcare Products & Services - 0.9%
 $ 1,164,000 Baxter International, Inc.,
              Notes,
              7.25%, 2/15/08...................................     $  1,273,439
     200,000 Mariner Post Acute Network, Inc.,
              Sr. Sub. Notes,
              9.50%, 11/1/07...................................          161,500
     250,000 Tenet Healthcare Corp.,
              Sr. Notes,
              7.875%, 1/15/03..................................          255,000
                                                                    ------------
                                                                       1,689,939
                                                                    ------------
             Information Services & Technology - 0.1%
     250,000 American Radio Systems Corp.,
              9.00%, 2/1/06....................................          271,875
                                                                    ------------
             Iron & Steel - 1.0%
     850,000 Armco, Inc.,
              Sr. Notes,
              9.375%, 11/1/00..................................          860,625
     350,000 Bethlehem Steel Corp.,
              Sr. Notes,
              10.375%, 9/1/03..................................          367,500
     750,000 Wheeling Pittsburgh Corp.,
              Sr. Notes,
              9.375%, 11/15/03.................................          814,688
                                                                    ------------
                                                                       2,042,813
                                                                    ------------
             Leisure & Tourism - 1.5%
   1,000,000 Caesar's World, Inc.,
              Sr. Sub. Notes,
              8.875%, 8/15/02..................................          985,000
     500,000 Host Marriot Hotels Properties, Inc.,
              Sr. Notes, Series B,
              7.875%, 8/1/08...................................          486,875
     405,000 Host Marriott Travel Plazas, Inc.,
              Sr. Secd. Notes, Series B,
              9.50%, 5/15/05...................................          424,238
     500,000 Players International, Inc.,
              Sr. Notes,
              10.875%, 4/15/05.................................          540,000
     500,000 Prime Hospitality Corp.,
              First Mtge. Notes,
              9.25%, 1/15/06...................................          520,000
                                                                    ------------
                                                                       2,956,113
                                                                    ------------
             Metals & Mining - 0.5%
     400,000 Golden Northwest Aluminum Inc.,
              12.00%, 12/15/06 (a).............................          402,000
     500,000 Kaiser Aluminum & Chemical Corp.,
              Sr. Notes,
              9.875%, 2/15/02..................................          495,000
                                                                    ------------
                                                                         897,000
                                                                    ------------
             Machinery - Diversified - 0.1%
     200,000 Eagle Picher Industries, Inc.,
              Sr. Sub. Notes,
              9.375%, 3/1/08...................................          189,000
                                                                    ------------
             Manufacturing - Distributing - 0.1%
     250,000 Mark IV Industries, Inc.,
              Sr. Sub. Notes,
              7.50%, 9/1/07....................................          237,500
             Oil/Energy - 2.1%
   2,000,000 KN Energy, Inc.,
              Deb.,
              7.35%, 8/1/26.....................................       2,102,800
   2,000,000 Transocean Offshore, Inc.,
              Notes,
              7.45%, 4/15/27....................................       2,037,280
                                                                    ------------
                                                                       4,140,080
                                                                    ------------
             Paper & Packaging - 0.7%
     500,000 Container Corp. of America,
              Sr. Notes, Series A,
              11.25%, 5/1/04....................................         520,000
             Stone Container Corp.:
     700,000  Sr. Notes,
              9.875%, 2/1/01....................................         710,500
     200,000  Sr. Sub. Notes,
              11.00%, 8/15/99...................................         201,000
                                                                    ------------
                                                                       1,431,500
                                                                    ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 2.7%
             Comcast Corp.,
              Sr. Sub. Deb.:
   1,000,000  9.375%, 5/15/05...................................       1,073,010
     250,000  9.50%, 1/15/08....................................         264,375
     200,000 Hollinger International Publishing,
              Sr. Sub. Notes,
              9.25%, 2/1/06.....................................         210,000
   2,327,000 Loews Corp.,
              Notes,
              6.75%, 12/15/06...................................       2,362,580
     200,000 Sinclair Broadcast Group, Inc.,
              Sr. Sub. Notes,
              10.00%, 9/30/05...................................         212,000
   1,000,000 Time Warner Entertainment, Inc.,
              Notes,
              9.625%, 5/1/02....................................       1,120,040
                                                                    ------------
                                                                       5,242,005
                                                                    ------------
             Real Estate - 1.5%
   1,900,000 EOP Operating LP,
              Sr. Notes,
              6.375%, 2/15/03 (a)...............................       1,875,756
   1,000,000 Glenborough Properties LP,
              Sr. Notes,
              7.625%, 3/15/05...................................         996,110
                                                                    ------------
                                                                       2,871,866
                                                                    ------------
             Retailing & Wholesale - 1.5%
   2,000,000 Fred Meyer, Inc.,
              Notes,
              7.15%, 3/1/03.....................................       2,081,200
     500,000 Great Atlantic & Pacific Tea, Inc.,
              Sr. Notes,
              7.70%, 1/15/04....................................         516,000
     500,000 Southland Corp.,
              Sr. Sub. Deb.,
              5.00%, 12/15/03...................................         440,000
                                                                    ------------
                                                                       3,037,200
                                                                    ------------

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Intermediate Term Bond Fund
--------------------------------------------------------------------------------
                       Schedule of Investments(continued)
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
 CORPORATE BONDS - continued
             Transportation - 2.3%
 $ 2,000,000 CSX Corp.,
              Notes,
              6.25%, 10/15/08.....................................  $  2,029,100
   1,650,000 Norfolk Southern Corp.,
              Notes,
              7.05%, 5/1/37.......................................     1,785,019
     500,000 Sea Containers Ltd.,
              Sr. Notes,
              7.875%, 2/15/08 (a).................................       480,000
     200,000 U.S. Airways, Inc.,
              Equipment Test Certificate
              Series 88-D,
              9.80%, 1/15/00......................................       204,160
                                                                    ------------
                                                                       4,498,279
                                                                    ------------
             Utilities - 5.1%
   1,000,000 Alabama Power Co.,
              Sr. Notes,
              5.375%, 10/1/08.....................................       984,945
   3,000,000 Commonwealth Edison Co.,
              8.00%, 5/15/08......................................     3,400,920
   1,000,000 Long Island Lighting Co.,
              Deb.,
              7.30%, 7/15/99......................................     1,011,370
     500,000 National Rural Utilities Cooperative Finance,
              5.00%, 10/1/02......................................       491,655
   2,000,000 Oklahoma Gas & Electric Co.,
              Sr. Notes,
              6.65%, 7/15/27......................................     2,188,720
   2,000,000 Yorkshire Power Finance Ltd.,
              6.496%, 2/25/08.....................................     2,006,180
                                                                    ------------
                                                                      10,083,790
                                                                    ------------
             Total Corporate Bonds
              (cost $111,691,743).................................   114,002,023
                                                                    ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7% (b)
     500,000  Chase Commercial Mtge.
               Securities Corp.,
               Series 1997-1 Class B
               (Est. Maturity 2007),
               7.37%, 4/19/07.....................................       536,887
     881,733  Criimi Mae Financial Corp.,
               Series 1 Class A
               (Est. Maturity 2004),
               7.00%, 1/1/33......................................       902,123
   2,000,000  DLJ Commercial Mtge. Corp.,
               Series 1998-CF2
               (Est. Maturity 2009),
               6.48%, 11/12/31....................................     2,034,375
   1,000,000  FNMA,
               Series 1993-248, Class SA,
               REMIC (Est. Maturity 2004),
               4.77%, 8/25/23 (b)(d)..............................       944,300
   1,945,704  Independent National Mtge. Corp.,
               Series 1997-A Class A
               (Est. Maturity 2004),
               7.79%, 12/26/26 (a)................................     1,894,629
     500,000  Merrill Lynch Trust,
               Series 35 Class G
               (Est. Maturity 2005),
               8.45%, 11/1/18.....................................       521,250
              Morgan Stanley Capital I, Inc.:
     650,000   Series 1998-HF2
               (Est. Maturity 2009),
               6.71%, 11/15/30....................................       682,731
     700,000  Series 1997-C1 Class B
               (Est. Maturity 2006),
               7.69%, 2/15/20.....................................       761,638
              Nationslink Funding Corp.
     975,000   Series 1998-2 Class C
               (Est. Maturity 2009),
               6.80%, 7/20/30.....................................     1,022,227
   3,133,030   Series 1998-2 Class B
               (Est. Maturity 2007),
               6.64%, 1/20/08.....................................     3,180,025
     860,998  Paine Webber Mtge. Acceptance Corp.,
               Series 1993-4 Class M1
               (Est. Maturity 2002),
               7.50%, 5/25/23.....................................       864,496
     583,773  PNC Mtge. Securities Corp.,
               Series 1997-4 Class 2PP1,
               REMIC (Est. Maturity 2000),
               7.50%, 7/25/27.....................................       589,518
              Resolution Trust Corp.:
      83,418   Series 1992 C Class A1
               (Est. Maturity 1999),
               8.80%, 8/25/23.....................................        83,223
   1,080,600   Series 1992-3 Class A2,
               REMIC (Est. Maturity 1999),
               7.25%, 11/1/98.....................................     1,077,190
     805,384   Series 1992-3 Class A3,
               REMIC (Est. Maturity 1999),
               6.87%, 11/1/98.....................................       802,851
   1,116,311   Series 1995-1 Class A2C
               (Est. Maturity 1999),
               7.50%, 10/25/28....................................     1,120,023
                                                                     -----------
            Total Collateralized Mortgage Obligations
             (cost $16,522,807)...................................    17,017,486
                                                                     -----------
 FOREIGN BONDS - (Non-US Dollar Denominated) - 5.7%
  5,675,000 Canada Government,
        CAD  6.00%, 6/1/08........................................     4,019,096
 10,582,000 Nykredit,
        DKK  Series ANN,
             6.00%, 10/1/26.......................................     1,664,375
 34,710,000 Realkredit Danmark,
        DKK  6.00%, 10/1/26.......................................     5,452,769
                                                                     -----------
            Total Foreign Bonds - (Non-US Dollar Denominated)
             (cost $10,402,020)...................................    11,136,240
                                                                     -----------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.9%
  2,500,000 Farm Credit Systems
             Financial Assistance Corp.,
             Bonds, Series A-05,
             8.80%, 6/10/05.......................................     2,974,600
            FHLB:
  2,860,000  5.125%, 9/15/03......................................     2,859,113
  1,000,000  5.80%, 9/2/08........................................     1,035,000
    750,000 FHLMC,
             6.70%, 1/5/07........................................       813,045
                                                                     -----------
            Total U.S. Government Agency Obligations
             (cost $7,321,023)....................................     7,681,758
                                                                     -----------

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Intermediate Term Bond Fund
--------------------------------------------------------------------------------
                       Schedule of Investments(continued)
                         December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
  Principal
  Amount                                                              Value
 U.S. TREASURY OBLIGATIONS - 7.3%
 $ 4,350,000 U.S. Treasury Notes,
              6.125%, 8/15/07....................................   $  4,751,027
  15,180,000 U.S. Treasury STRIPs,
              (Eff. Yield 9.30%) (c)
              0.00%, 5/15/08 ....................................      9,586,777
                                                                    ------------
             Total U.S. Treasury Obligations
              (cost $13,932,164).................................     14,337,804
                                                                    ------------
 YANKEE OBLIGATIONS - 7.8%
     675,000 Bayerische Landesbank Girozen, New York,
              Sr. Notes, Series D,
              6.20%, 2/9/06......................................        688,770
     500,000 Great Central Mines Ltd.,
              Sr. Notes,
              8.875%, 4/1/08.....................................        498,750
   1,000,000 Group Videotron Ltd.,
              Sr. Notes,
              10.625%, 2/15/05...................................      1,082,760
     250,000 Imax Corp.,
              Sr. Notes,
              7.875%, 12/1/05....................................        251,875
   2,000,000 Manitoba Province, Canada,
              Notes,
              8.00%, 4/15/02.....................................      2,171,780
     500,000 National Westminster Bancorp.,
              Sub. Notes,
              9.375%, 11/15/03...................................        578,495
   2,000,000 Nippon Telegraph & Telephone Corp.,
              Notes,
              6.00%, 3/25/08.....................................      2,100,340
   1,000,000 Petroleum Geo Services,
              Notes,
              7.50%, 3/31/07.....................................      1,035,180
   1,000,000 Rogers Cablesystems Ltd.,
              Notes,
              9.625%, 8/1/02.....................................      1,075,000
   1,000,000 Svenska Handelsbanken,
              Sub. Notes,
              8.35%, 7/15/04.....................................      1,112,420
   2,000,000 United Utilities PLC,
              Notes,
              6.45%, 4/1/08......................................      2,039,900
     700,000 Westpac Banking Corp.,
              Sub. Deb.,
              9.125%, 8/15/01....................................        757,162
   2,000,000 YPF Sociedad Anonima,
              Sr. Notes,
              7.25%, 3/15/03.....................................      1,875,280
                                                                    ------------
             Total Yankee Obligations
              (cost $14,712,405).................................     15,267,712
                                                                    ------------
 REPURCHASE AGREEMENT - 3.1% (cost $6,043,000)
  $6,043,000 Evergreen Joint Repurchase Agreement, in a joint trading account, 5.02%, dated 12/31/98 due 1/4/99,
              maturity value $6,046,371 (e)......................      6,043,000
                                                                    ------------

             Total Investments -(cost $188,011,996).......    98.3%  192,988,345
             Other Assets and Liabilities - net...........     1.7     3,424,115
                                                             -----  ------------
             Net Assets -.................................   100.0% $196,412,460
                                                             =====  ============
(a) Securities that may be sold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the securities act of 1933, as amended. These securities have been determined to be liquid un-der guidelines established by the Board of Trustees.
(b) The estimated maturity of a Collateralized Mortgage Obligation or Asset Backed Security is based on current and projected prepayment rates. Changes in interest rates can cause the estimated maturity to differ from the listed date.
(c) Effective yield (calculated at the time of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(d) Inverse floater, resets monthly.
(e) The repurchase agreements are fully collateralized by U.S. Treasury and/or federal agency obligations based on market prices plus accrued interest at December 31, 1998.

Summary of Abbreviations
 CAD    Canadian Dollar
 DKK    Danish Krone
 FHLB   Federal Home Loan Bank
 FHLMC  Federal Home Loan Mortgage Corporation
 FNMA   Federal National Mortgage Association
 GNMA   Government National Mortgage Association
 MTN    Medium Term Note
 REMIC  Real Estate Mortgage Investment Conduit
 STRIPs Separate Trading of Registered Interest and Principal Securities

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Forward Foreign Currency Exchange Contracts to Sell:

 Exchange                             U.S. Value at   In Exchange  Unrealized
   Date      Contracts to Deliver   December 31, 1998 for U.S. $  Appreciation
----------------------------------------------------------------------------------
 3/15/1999  45,000,000 Danish Krone    $7,084,661     $7,162,298    $77,637
                                                                               ===

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                 Intermediate Term Government Securities Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES - 40.2%
             FHLMC:
 $   186,595  5.60%, 2/15/13.....................................   $    186,276
   8,258,272  6.50%, 9/1/08......................................      8,408,077
   5,994,065  6.50%, 11/1/09.....................................      6,102,798
      49,385  7.53%, 8/1/19......................................         51,353
      25,397  7.90%, 12/1/20.....................................         25,903
   2,761,554 FHLMC Gold,
              9.00%, 1/1/17......................................      2,953,096
             FNMA:
   2,344,513  6.00%, 2/1/08......................................      2,356,657
     648,325  6.00%, 5/1/11......................................        651,398
   3,936,476  6.37%, 3/1/06......................................      4,044,520
   3,500,000  6.40%, 12/1/07.....................................      3,666,978
   3,000,000  6.50%, 6/25/22.....................................      3,037,072
   2,453,589  7.00%, 12/1/99.....................................      2,477,143
   2,081,925  7.00%, 8/1/01......................................      2,126,250
  10,954,526  7.00%, 4/1/11......................................     11,210,315
   2,959,883  7.00%, 3/1/24......................................      3,025,416
   5,896,387  7.50%, 8/1/26......................................      6,062,842
      48,338  7.92%, 6/1/19......................................         50,441
     177,682  8.50%, 12/1/01.....................................        182,914
             GNMA:
   9,296,820  6.50%, 2/15/27.....................................      9,402,897
   1,591,917  7.00%, 3/15/28.....................................      1,630,728
     137,477  8.00%, 3/15/17.....................................        144,297
     220,195  9.00%, 9/15/21.....................................        236,519
                                                                    ------------
             Total Mortgage-Backed Securities
              (cost $66,345,290).................................     68,033,890
                                                                    ------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.1%
     993,000 Federal Agricultural Mortgage Corp. MTN,
              7.37%, 8/1/06......................................      1,078,940
             FHLB:
   5,000,000  5.50%, 4/14/00.....................................      5,032,970
   1,300,000  8.60%, 1/25/00.....................................      1,348,322
   8,500,000 FHLMC,
              7.36%, 6/5/07......................................      9,028,267
             FNMA:
   2,000,000  7.50%, 2/11/02.....................................      2,137,396
   2,000,000  7.88%, 2/24/05.....................................      2,279,462
   4,480,000 FNMA MTN,
              6.16%, 4/3/01......................................      4,591,471
                                                                    ------------
             Total U.S. Government Agency Obligations
              (cost $24,297,121).................................     25,496,828
                                                                    ------------
 U.S. TREASURY OBLIGATIONS - 43.3%
   2,500,000 U.S. Treasury Bonds,
              11.75%, 11/15/14...................................      3,889,845
             U.S. Treasury Notes:
   1,000,000  5.50%, 2/28/99.....................................      1,001,563
   2,500,000  5.63%, 12/31/02....................................      2,582,812
   5,000,000  6.13%, 9/30/00.....................................      5,125,000
   3,000,000  6.13%, 8/15/07.....................................      3,279,375
   8,400,000  6.25%, 4/30/01.....................................      8,699,250
   4,000,000  6.38%, 7/15/99.....................................      4,038,752
  10,750,000  6.63%, 5/15/07.....................................     12,093,750
   1,000,000  6.75%, 4/30/00.....................................      1,026,563
   2,300,000  7.00%, 7/15/06.....................................      2,619,845
  12,250,000  7.13%, 2/29/00.....................................     12,586,875
   4,000,000  7.50%, 10/31/99....................................      4,091,252
   2,000,000  7.50%, 11/15/01....................................      2,150,000
   4,400,000  7.50%, 5/15/02.....................................      4,778,127
   2,500,000  7.88%, 11/15/04....................................      2,896,875
   1,300,000  8.50%, 11/15/00....................................      1,388,563
   1,000,000  8.88%, 2/15/99.....................................      1,005,000
                                                                    ------------
             Total U.S. Treasury Obligations
              (cost $70,659,732).................................     73,253,447
                                                                    ------------
 REPURCHASE AGREEMENT - 1.5% (cost $2,555,877)
   2,555,877 Dresdner Kleinwort Benson N.A., LLC, 4.25% dated
              12/31/98, due 01/04/99, maturity value $2,557,084
              (Collateralized by $2,595,000 U.S. Treasury
              Inflation Index Bonds, 3.625%, due 01/15/08,
              value, including accrued interest $2,610,292)......      2,555,877
                                                                    ------------
             Total Investments -
              (cost $163,858,020).......................    100.1%  169,340,042
             Other Assets and Liabilities - net.........     (0.1)     (225,060)
                                                           ------  ------------
             Net Assets - ..............................   100.00% $169,114,982
                                                           ======  ============
Summary of Abbreviations:
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
MTN  Medium Term Note

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Short Intermediate Bond Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES - 14.7%
 $ 2,885,126 Advanta Home Equity Loan Trust,
              Series 1992-4, Class A1,
              7.20%, 11/25/08.....................................  $  2,917,483
             Amresco Residential
              Securities Mtge. Loan Trust:
   2,302,957 Series 1998-2, Class A1,
             6.50%, 12/25/15......................................     2,307,368
   3,450,000 Series 1998-2, Class A2,
             6.245%, 4/25/22......................................     3,463,058
     957,561 Associates Manufactured Hsg.,
              Series 1997-1, Class A3,
              6.60%, 6/15/28......................................       963,962
   4,000,000 Carco Auto Loan Master Trust,
              Series 1997-1, Class A,
              6.689%, 8/15/04.....................................     4,019,620
   1,750,000 Case Equipment Loan Trust,
              Series 1995-B, Class B,
              6.45%, 9/15/02......................................     1,753,281
   1,999,985 Contimortgage Home Equity
              Loan Trust,
              Series 1996-1, Class A5,
              6.15%, 3/15/11......................................     2,006,415
   2,472,705 Continental Airlines, Inc.,
              Series 1997, Class 1B,
              7.461%, 4/1/13......................................     2,626,569
   5,495,999 Empire Funding Home Loan
              Owner Trust,
              Series 1998-1, Class A4,
              6.64%, 12/25/12.....................................     5,540,215
     700,572 EQCC Home Equity Loan Trust,
              Series 1996-1, Class A2,
              5.82%, 9/15/09......................................       702,341
     291,624 First Bank Auto Receivables
              Grantor Trust,
              Series 1995-A, Class B,
              8.30%, 1/15/00......................................       292,197
     631,088 First Security Auto Grantor Trust,
              Series 1995-A, Class A,
              6.25%, 1/15/01......................................       632,151
   4,133,050 Fleetwood Credit Corp. Grantor Trust, Series 1993- B,
              Class A,
              4.95%, 8/15/08......................................     4,119,225
     679,886 GCC Home Equity Trust,
              Series 1990-1, Class A,
              10.00%, 7/15/05.....................................       679,954
   5,000,000 Iroquois Trust, Indexed
              Amortization Note,
              Series 1997-3, Class A,
              6.68%, 11/10/03 (a).................................     5,038,825
   5,557,703 Life Financial Home Loan
              Owner Trust,
              Series 1997-3, Class A2,
              6.79%, 10/25/11.....................................     5,577,739
   2,877,294 Prudential Securities
              Secured Financing Corp.,
              Series 1994-4, Class A1,
              8.12%, 2/15/25......................................     2,972,547
   2,500,000 Southern Pacific Secured
              Assets Corp.,
              Series 1998-1, Class A6,
              7.08%, 3/25/28......................................     2,601,771
             Western Financial Grantor Trust:
   1,794,338 Series 1995-5, Class A2,
              5.875%, 3/1/02......................................    1,802,619
     774,984 Series 1995-4, Class A2,
              6.20%, 2/1/02.......................................      780,327
   4,500,000 WFS Financial Owner Trust,
              Series 1997-D, Class A4,
              6.25%, 3/20/03.....................................     4,569,143
   3,681,641 Xerox Rental Equipment Trust,
              Series 1996-A,
              6.20%, 12/31/99 (a)................................     3,688,544
                                                                   ------------
             Total Asset-Backed Securities
              (cost $58,415,622).................................    59,055,354
                                                                   ------------
 CORPORATE BONDS - 24.0%
             Banks - 5.1%
   3,350,000 Amsouth BanCorp.,
              Sub. Deb.,
              6.75%, 11/1/25.....................................     3,522,944
             Bank One First Chicago NBD Corp.:
   2,000,000 MTN, Series E,
              9.20%, 12/17/01....................................     2,188,804
   4,000,000 Sub. Notes,
              9.00%, 6/15/99.....................................     4,060,892
   3,000,000 BB&T Corp.,
              Sub. Notes,
              6.375%, 6/30/05....................................      3,088,815
   2,000,000 Chase Manhattan Corp.,
              Sub. Notes,
              8.00%, 5/15/04.....................................      1,998,172
   5,000,000 First Security Corp.,
              MTN,
              6.40%, 2/10/03.....................................      5,120,340
     500,000 Security Pacific Corp.,
              Notes,
              10.45%, 5/8/01.....................................        550,097
                                                                    ------------
                                                                      20,530,064
                                                                    ------------
             Finance & Insurance - 10.3%
   2,000,000 American Express Credit Corp.,
              Step Bond (Eff. Yield 5.57%) (b),
              6.25%, 2/10/99.....................................      2,035,902
   3,000,000 Associated P&C Holdings, Inc.,
              Gtd. Sr. Notes,
              6.75%, 7/15/03 (a).................................      3,024,258
   3,000,000 Bear Stearns Co., Inc.,
              Sr. Notes,
              7.625%, 4/15/00....................................      3,071,517
   5,000,000 Case Credit Corp.,
              Gtd. Notes,
              6.125%, 2/15/03....................................      4,927,505
   1,500,000 Duke Capital Corp.,
              Sr. Notes, Series A,
              6.25%, 7/15/05.....................................      1,547,778
   1,000,000 Horace Mann Educators Corp.,
              Sr. Notes,
              6.625%, 1/15/06....................................      1,047,471
             Lehman Brothers Holdings, Inc.:
   2,500,000 MTN,
             6.84%, 10/7/99......................................      2,512,565

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Short Intermediate Bond Fund
--------------------------------------------------------------------------------
                       Schedule of Investments(continued)
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 CORPORATE BONDS - continued
             Finance & Insurance - continued
             Lehman Brothers Holdings, Inc.:
 $ 5,000,000  Sr. Notes,
              6.625%, 11/15/00..................................   $  5,019,215
   5,000,000  Notes,
              8.875%, 3/1/02....................................      5,340,250
   5,000,000 Metropolitan Life Insurance Co.,
              Surplus Notes,
              7.00%, 11/1/05 (a)................................      5,307,445
   7,000,000 Salomon, Inc.,
              Sr. Notes,
              7.20%, 2/1/04.....................................      7,361,669
                                                                   ------------
                                                                     41,195,575
                                                                   ------------
             Healthcare Products & Services - 1.8%
   7,500,000 Columbia/HCA Healthcare Corp.,
              Notes,
              6.875%, 7/15/01...................................      7,446,337
                                                                   ------------
             Industrial Specialty Products & Services - 2.4%
   5,000,000 Case Corp.,
              Notes,
              6.25%, 12/1/03 (a)................................      4,997,960
   4,375,000 Johnson Controls, Inc.,
              Notes,
              6.30%, 2/1/08.....................................      4,547,690
                                                                   ------------
                                                                      9,545,650
                                                                   ------------
             Telecommunication Services & Equipment - 1.9%
   5,000,000 GTE Corp.,
              Deb.,
              10.25%, 11/1/20...................................      5,723,640
   2,000,000 Worldcom, Inc.,
              Sr. Notes,
              6.125%, 8/15/01...................................      2,034,732
                                                                   ------------
                                                                      7,758,372
                                                                   ------------
             Transportation - 1.3%
   5,000,000 U.S. Airways, Inc.,
              Series 1998-1,
              7.35%, 1/30/18....................................      5,109,225
                                                                   ------------
             Utilities - 1.2%
   5,000,000 LG&E Capital Corp.,
              MTN
              5.75%, 11/1/01 (a)................................      4,984,135
                                                                   ------------
             Total Corporate Bonds
              (cost $94,781,687)................................     96,569,358
                                                                   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS - 8.4%
   3,150,000 Chase Commercial Mtge.
              Securities Corp.,
              Series 1996-2, Class C,
              6.90%, 11/19/28...................................      3,263,321
   1,537,185 CMC Securities Corp.,
              Series 1993-D, Class D3,
              10.00%, 7/25/23...................................      1,572,214
   5,000,000 Credit Suisse First Boston
              Mtge. Securities Corp.,
              Series 1998-C1, Class A1B,
              6.48%, 5/17/08....................................      5,176,525
             FHLMC:
   4,139,967 Series 1546, Class D,
              5.75%, 10/15/16...................................      4,138,704
   4,170,070 Series 1991, Class PA,
              6.00%, 3/15/14....................................      4,179,349
   3,000,000 FNMA, REMIC,
              Series 1998-W8, Class A4,
              6.02%, 9/25/28....................................      3,029,925
             Potomac Gurnee Finance Corp.:
   2,429,501 Series 1, Class A,
              6.887%, 12/21/26 (a)..............................      2,546,979
   2,500,000 Series 1, Class B,
              7.003%, 12/21/26 (a)..............................      2,592,763
   4,675,444 Prudential Securities
              Secured Financing Corp.,
              Series 1998-C1, Class A1,
              6.105%, 11/15/02..................................      4,723,578
   2,502,585 RMF Commercial Mtge.,
              Series 1997-1, Class A,
              6.38%, 1/15/19 (a)................................      2,525,572
                                                                   ------------
             Total Collateralized Mortgage Obligations
              (cost $33,294,716)................................     33,748,930
                                                                   ------------
 MORTGAGE-BACKED SECURITIES - 20.0%
   2,500,000 DLJ Mtge. Acceptance Corp.,
              Series 1993, Class MF7,
              7.95%, 6/18/03....................................      2,655,987
             Federal Housing Administration -
              Puttable Project Loans:
   4,315,413  7.43%, 11/1/22....................................      4,670,506
   4,564,092 Merrill Lynch 199,
              8.43%, 2/1/20.....................................      4,984,422
   2,808,952 Reilly 18,
              6.875%, 4/1/15....................................      2,780,862
   1,538,766 Reilly 55,
              7.43%, 3/1/24.....................................      1,677,340
   9,479,335 Reilly 64,
              7.43%, 1/1/24.....................................     10,259,721
   3,000,000 FHLB,
              5.45%, 10/19/05...................................      3,039,693
             FHLMC:
   2,750,000  6.00%, 5/15/16....................................      2,796,771
     265,618  10.50%, 9/1/15....................................        291,526
   2,000,000 Deb.,
              6.97%, 6/16/05....................................      2,047,878
             FNMA:
   7,000,000  6.85%, 4/5/04.....................................      7,531,629
   5,851,820  11.00%, 2/15/25...................................      6,519,699
      18,694  14.00%, 6/1/11....................................         21,658
   2,952,876 Pool #252106,
              6.00%, 11/1/08....................................      2,968,172
   2,100,000 REMIC Trust, Series 1992,
             Class G44H,
              8.00%, 11/25/06...................................      2,159,617
   9,000,000 Series 1995-W1, Class A6,
              8.10%, 4/25/25....................................      9,296,815
   4,000,000 Kidder Peabody Acceptance Corp.,
              Series 1994-C1, Class A,
              6.65%, 2/1/06.....................................      4,094,260
   3,000,000 Nationslink Funding Corp.,
              Commercial Mtge. Certificates,
              Series 1998-C1, Class A1A1,
              6.803%, 1/20/08...................................      3,014,400
   2,000,000 Painewebber Mtge. Acceptance
              Corp. IV, Multifamily Mtge.,
              Series 1996-M1, Class E,
              7.655%, 1/2/12 (a)................................      2,071,250

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Short Intermediate Bond Fund
--------------------------------------------------------------------------------
                       Schedule of Investments(continued)
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES - continued
 $ 4,672,867 Prudential Home Mtge. Securities,
              Series 1993-39, Class A8,
              6.50%, 10/25/08....................................   $  4,695,927
   2,756,457 Saxon Mtge. Securities Corp.,
              Series 1993-8A, Class 1A2,
              7.375%, 9/25/23....................................      2,775,022
                                                                    ------------
             Total Mortgage-Backed Securities
              (cost $77,939,112).................................     80,353,155
                                                                    ------------
 MUNICIPAL BONDS - 0.8% (cost $2,885,285)
   2,900,000 VA Hsg. Dev. Auth.,
              Taxable Subseries A-4,
              7.00%, 1/1/14......................................      3,100,970
                                                                    ------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.6%
             FHLB:
   3,000,000 6.043%, 4/28/03.....................................      3,008,400
   4,105,000 6.07%, 8/28/08......................................      4,163,320
             Consolidated Bond:
   1,780,590 6.47%, 9/16/02......................................      1,785,576
   3,300,000 6.54%, 12/12/07.....................................      3,410,606
   9,035,000 FNMA,
              MTN,
              6.92%, 3/19/07.....................................     10,049,603
                                                                    ------------
             Total U.S. Government Agency Obligations
              (cost $22,353,969).................................     22,417,505
                                                                    ------------
 U.S. TREASURY OBLIGATIONS - 18.0%
             U.S. Treasury Notes,
  14,000,000 5.625%, 5/15/08.....................................     14,940,632
   5,000,000 5.75%, 4/30/03......................................      5,203,125
  22,525,000 6.125%, 8/15/07.....................................     24,622,641
   8,000,000 6.25%, 2/15/07......................................      8,777,504
   2,500,000 6.50%, 10/15/06.....................................      2,775,782
   9,000,000 6.625%, 5/15/07.....................................     10,125,000
   4,980,000 7.00%, 7/15/06......................................      5,672,534
                                                                    ------------
             Total U.S. Treasury Obligations
              (cost $68,291,636).................................     72,117,218
                                                                    ------------
 YANKEE OBLIGATIONS - 5.9%
   5,000,000 Boral Limited Australia Co.,
              MTN,
              7.90%, 11/19/99 (a)................................      5,097,885
             Korea Dev. Bank, Bond:
   5,000,000  7.25%, 5/15/06.....................................      4,578,270
   6,000,000  7.375%, 9/17/04....................................      5,477,040
   6,000,000 National Bank of Canada,
              Yankee Notes,
              Series B,
              8.125%, 8/15/04....................................      6,661,206
   2,000,000 Ras Laffan Liquefied Natural Gas, Bond,
              7.628%, 9/15/06 (a)................................      1,816,684
                                                                    ------------
             Total Yankee Obligations
              (cost $24,450,580).................................     23,631,085
                                                                    ------------
 REPURCHASE AGREEMENT - 1.8% (cost $7,303,330)
   7,303,330 Dresdner Kleinwort Benson N.A., LLC, 4.25%, dated
              12/31/98, due 01/04/99, maturity value $7,306,779
              (Collateralized by $7,410,000 U.S. Treasury
              Inflation Index Bonds, 3.625%, due 01/15/08,
              value, including accrued interest $7,453,667)......      7,303,330
                                                                    ------------
             Total Investments -
              (cost $389,715,937).........................    99.2%  398,296,905
             Other Assets and
              Liabilities - net...........................     0.8     3,374,706
                                                            ------  ------------
             Net Assets - ................................   100.0% $401,671,611
                                                            ======  ============

(a) Securities that may be sold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Effective yield (calculated at the time of purchase) is the yield at which the bond accretes on an annual basis until maturity date.

Summary of Abbreviations

 FHLB   Federal Home Loan Bank
 FHLMC  Federal Home Loan Mortgage Corporation
 FNMA   Federal National Mortgage Association
 GNMA   Government National Mortgage Association
 MTN    Medium Term Note
 REMIC  Real Estate Mortgage Investment Conduit
 STRIPs Separately Traded Registered Interest and Principal Securities

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                    Short and Intermediate Term Bond Funds
--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
                         December 31, 1998 (Unaudited)

                             Capital     Intermediate  Intermediate     Short
                           Preservation      Bond       Government   Intermediate
                               Fund          Fund          Fund          Fund
----------------------------------------------------------------------------------
 Assets
 Investments at cost.....  $43,020,600   $188,011,996  $163,858,020  $389,715,937
  Net unrealized gain or
   loss on securities....     (265,454)     4,976,349     5,482,022     8,580,968
----------------------------------------------------------------------------------
 Investments at market
  value..................   42,755,146    192,988,345   169,340,042   398,296,905
 Cash....................          375            964             0             0
 Receivable for
  investments sold.......            0      1,006,870             0             0
 Principal paydown
  receivable.............      336,566              0             0        74,733
 Receivable for Fund
  shares sold............          700        241,960        78,031       694,975
 Interest receivable.....      322,960      2,766,415     1,818,111     4,960,134
 Unrealized appreciation
  on forward foreign
  currency exchange
  contracts..............            0         77,637             0             0
 Prepaid expenses and
  other assets...........       27,363         77,045        51,133        70,467
----------------------------------------------------------------------------------
   Total assets..........   43,443,110    197,159,236   171,287,317   404,097,214
----------------------------------------------------------------------------------
 Liabilities
 Distributions payable...       78,315        289,861       281,788       764,606
 Payable for Fund shares
  redeemed...............       11,343        284,648     1,772,907     1,412,316
 Advisory fees payable...       19,154         78,163        87,704       169,665
 Distribution fees
  payable................       18,220         51,668             0         7,741
 Due to other related
  parties................          710          2,952         6,265         8,768
 Accrued expenses and
  other liabilities......       24,555         39,484        23,671        62,507
----------------------------------------------------------------------------------
   Total liabilities.....      152,297        746,776     2,172,335     2,425,603
----------------------------------------------------------------------------------
 Net assets..............  $43,290,813   $196,412,460  $169,114,982  $401,671,611
----------------------------------------------------------------------------------
 Net assets represented
  by
 Paid-in capital.........  $50,444,358   $206,936,106  $183,631,553  $412,210,374
 Distributions in excess
  of net investment
  income.................      (89,077)      (416,425)      (76,748)     (281,479)
 Accumulated net
  realized loss on
  securities and foreign
  currency related
  transactions...........   (6,799,014)   (15,160,813)  (19,921,845)  (18,838,252)
 Net unrealized gain or
  loss on securities and
  foreign currency
  related transactions...     (265,454)     5,053,592     5,482,022     8,580,968
----------------------------------------------------------------------------------
   Total net assets......  $43,290,813   $196,412,460  $169,114,982  $401,671,611
----------------------------------------------------------------------------------
 Net assets consist of
 Class A.................  $15,023,835   $119,547,860  $ 75,778,446  $ 20,086,451
 Class B.................   24,209,509     11,788,312     3,068,870    25,211,516
 Class C.................    4,057,469      5,385,530       209,237     1,546,485
 Class Y.................           --     59,690,758    90,058,429   354,827,159
----------------------------------------------------------------------------------
                           $43,290,813   $196,412,460  $169,114,982  $401,671,611
----------------------------------------------------------------------------------
 Shares outstanding
 Class A.................    1,555,333     13,105,347     7,345,948     2,005,764
 Class B.................    2,504,150      1,290,310       297,492     2,512,521
 Class C.................      420,036        589,527        20,283       154,112
 Class Y.................           --      6,543,645     8,730,265    35,430,952
----------------------------------------------------------------------------------
 Net asset value per
  share
 Class A.................  $      9.66   $       9.12  $      10.32  $      10.01
----------------------------------------------------------------------------------
 Class A -- Offering
  price (based on sales
  charge of 3.25%).......  $      9.98   $       9.43  $      10.67  $      10.35
----------------------------------------------------------------------------------
 Class B.................  $      9.67   $       9.14  $      10.32  $      10.03
----------------------------------------------------------------------------------
 Class C.................  $      9.66   $       9.14  $      10.32  $      10.03
----------------------------------------------------------------------------------
 Class Y.................           --   $       9.12  $      10.32  $      10.01
----------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                    Short and Intermediate Term Bond Funds
--------------------------------------------------------------------------------
                            Statements of Operations
                 Six Months Ended December 31, 1998 (Unaudited)

                               Capital    Intermediate Intermediate    Short
                             Preservation     Bond      Government  Intermediate
                                 Fund         Fund         Fund         Fund
--------------------------------------------------------------------------------
 Investment income
  Interest (net of foreign
  withholding taxes of $0,
  $4,331, $0 and $0,
  respectively)...........    $1,453,256   $6,965,924   $5,496,877  $13,044,723
--------------------------------------------------------------------------------
 Expenses
  Advisory fee.............      142,983      615,585      534,391      996,239
  Distribution Plan
  expenses.................      165,299      236,045      110,013      135,484
  Transfer agent fees......       35,967      219,973      114,410      307,895
  Administrative services
  fees.....................        3,578       15,667       23,848       53,353
  Trustees' fees and
  expenses.................           69        3,932          436        5,295
  Shareholder reports
  expense..................       11,411       15,259        8,089       16,692
  Custodian fees...........        5,971       43,477       26,796       51,200
  Registration and filing
  fees.....................       19,924       57,700       29,339       28,125
  Professional fees........       11,233       12,411        8,274       12,644
  Other....................          304        1,568          262        2,464
--------------------------------------------------------------------------------
    Total expenses.........      396,739    1,221,617      855,858    1,609,391
   Less: Fee credits.......         (832)      (4,074)        (604)     (17,844)
         Fee waivers........     (82,647)    (152,814)     (75,466)           0
--------------------------------------------------------------------------------
    Net expenses...........      313,260    1,064,729      779,788    1,591,547
--------------------------------------------------------------------------------
  Net investment income....    1,139,996    5,901,195    4,717,089   11,453,176
--------------------------------------------------------------------------------
 Net realized and
  unrealized gain or loss
  on securities and
  foreign currency related
  transactions
  Realized gain or loss on:
  Securities...............      (15,502)    (268,101)      30,548   (1,896,938)
    Foreign currency related
     transactions..........            0     (251,774)           0            0
--------------------------------------------------------------------------------
    Net realized gain or loss
     on securities and
     foreign currency related
     transactions...........     (15,502)    (519,875)      30,548   (1,896,938)
--------------------------------------------------------------------------------
    Net change in unrealized
     gain or loss on
     securities and foreign
     currency related
     transactions...........    (332,684)   1,476,045    1,894,853    6,570,094
--------------------------------------------------------------------------------
    Net realized and
     unrealized gain or loss
     on securities and
     foreign currency related
     transactions...........    (348,186)     956,170    1,925,401    4,673,156
--------------------------------------------------------------------------------
    Net increase in net
     assets resulting from
     operations.............  $  791,810   $6,857,365   $6,642,490  $16,126,332
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                    Short and Intermediate Term Bond Funds
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                 Six Months Ended December 31, 1998 (Unaudited)

                              Capital     Intermediate  Intermediate     Short
                            Preservation      Bond       Government   Intermediate
                                Fund          Fund          Fund          Fund
-----------------------------------------------------------------------------------
 Operations
 Net investment income...   $  1,139,996  $  5,901,195  $  4,717,089  $ 11,453,176
 Net realized gain or
  loss on securities and
  foreign currency
  related transactions...        (15,502)     (519,875)       30,548    (1,896,938)
 Net change in unrealized
  gain or loss on
  securities and foreign
  currency related
  transactions...........       (332,684)    1,476,045     1,894,853     6,570,094
-----------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............        791,810     6,857,365     6,642,490    16,126,332
-----------------------------------------------------------------------------------
 Distributions to
  shareholders from net
  investment income
  Class A................       (447,822)   (3,601,444)   (2,116,092)     (526,354)
  Class B................       (602,065)     (286,095)      (43,329)     (577,788)
  Class C................        (97,617)     (137,551)       (3,921)      (33,345)
  Class Y................              0    (1,911,160)   (2,588,773)  (10,398,062)
-----------------------------------------------------------------------------------
  Total distributions to
   shareholders..........     (1,147,504)   (5,936,250)   (4,752,115)  (11,535,549)
-----------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................      4,961,984    17,686,791    21,586,506    80,372,918
 Proceeds from
  reinvestment of
  distributions..........        820,655     3,935,896     2,796,438     6,622,207
 Payment for shares
  redeemed...............    (10,186,325)  (29,776,692)  (39,099,583)  (78,929,364)
-----------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....     (4,403,686)   (8,154,005)  (14,716,639)    8,065,761
-----------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............     (4,759,380)   (7,232,890)  (12,826,264)   12,656,544
 Net assets
 Beginning of period.....     48,050,193   203,645,350   181,941,246   389,015,067
-----------------------------------------------------------------------------------
 End of period...........   $ 43,290,813  $196,412,460  $169,114,982  $401,671,611
===================================================================================
 Distributions in excess
  of net investment
  income.................   $    (89,077) $   (416,425) $    (76,748) $   (281,479)
===================================================================================

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                    Short and Intermediate Term Bond Funds
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                            Year Ended June 30, 1998

                              Capital     Intermediate  Intermediate      Short
                            Preservation      Bond       Government   Intermediate
                                Fund          Fund          Fund          Fund
------------------------------------------------------------------------------------
 Operations
 Net investment income...   $  2,568,924  $  5,462,136  $  6,080,301  $  24,446,841
 Net realized gain or
  loss on securities and
  foreign currency
  related transactions...        162,335        93,422       263,411     (1,189,957)
 Net change in unrealized
  gain or loss on
  securities and foreign
  currency related
  transactions...........       (474,778)      518,784     1,220,668      3,858,427
------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............      2,256,481     6,074,342     7,564,380     27,115,311
------------------------------------------------------------------------------------
 Distributions to
  shareholders from net
  investment income
  Class A................       (887,540)   (2,960,648)   (1,551,596)    (1,003,205)
  Class B................     (1,474,326)     (654,821)      (35,699)    (1,108,182)
  Class C................       (207,058)     (410,056)       (5,115)       (53,200)
  Class Y................              0    (1,652,096)   (4,476,803)   (22,216,773)
------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........     (2,568,924)   (5,677,621)   (6,069,213)   (24,381,360)
------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................     19,443,143    24,366,074    19,195,384    140,518,437
 Proceeds from shares
  issued in connection
  with the acquisition
  of:
  Blanchard Short-Term
   Flexible Income Fund..              0   116,766,103             0              0
  Evergreen Intermediate
   Term Bond Fund II.....              0    66,213,695             0              0
  Virtus U.S. Government
   Securities Fund.......              0             0   133,551,466              0
 Proceeds from
  reinvestment of
  distributions..........      1,756,964     3,396,992     4,080,093     13,099,071
 Payment for shares
  redeemed...............    (25,657,158)  (36,461,819)  (49,294,072)  (166,012,044)
------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....     (4,457,051)  174,281,045   107,532,871    (12,394,536)
------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............     (4,769,494)  174,677,766   109,028,038     (9,660,585)
 Net assets
 Beginning of year.......     52,819,687    28,967,584    72,913,208    398,675,652
------------------------------------------------------------------------------------
 End of year.............   $ 48,050,193  $203,645,350  $181,941,246  $ 389,015,067
====================================================================================
 Distributions in excess
  of net investment
  income.................   $    (81,569) $   (381,370) $    (41,722) $    (199,106)
====================================================================================

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Short and Intermediate Term Bond Funds consist of Evergreen Capi-tal Preservation and Income Fund ("Capital Preservation Fund"), Evergreen In-termediate Term Bond Fund ("Intermediate Bond Fund"), Evergreen Intermediate Term Government Securities Fund ("Intermediate Government Fund") and Evergreen Short Intermediate Bond Fund ("Short Intermediate Fund"), (collectively, the "Funds"). Each Fund is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open end management investment company registered under the Invest-ment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and/or Class Y shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
U.S. government obligations held by the Funds are valued at the mean between the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities, and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining value for normal in-stitutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various relationships between similar securities which are generally recognized by institutional traders. Securities for which valuations are not available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securi-ties pledged falls below the carrying value of the repurchase agreement, in-cluding accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commis-sion, the Capital Preservation Fund and Intermediate Bond Fund, along with cer-tain other funds managed by Evergreen Investment Management Company ("EIMC"), (formerly Keystone Investment Management Company), a subsidiary of First

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
         Combined Notes to Financial Statements (Unaudited) (continued)

Union, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Reverse Repurchase Agreements
To obtain short-term financing, the Capital Preservation Fund and Intermediate Bond Fund may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

D. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign cur-rency exchange rates is a component of net unrealized gains or losses on in-vestments and foreign currency related transactions. Net realized foreign cur-rency gain or loss resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency related transactions and the differ-ence between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and is included in realized gain or loss on foreign currency related transactions. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial pur-chase trade date and subsequent sale trade date is included in realized gain or loss on foreign currency related transactions.

E. Forward Foreign Currency Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabili-ties. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain (loss) on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward con-tracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

F. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers and other financial organizations. The Funds' investment advisor will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing there-on, and the Fund may invest the collateral in portfolio securities, thereby in-creasing its return. A Fund will have the right to call any such loan and ob-tain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans.

G. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
         Combined Notes to Financial Statements (Unaudited) (continued)

H. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come and net capital gains, if any, to their shareholders. The Funds also in-tend to avoid any excise tax liability by making the required distributions un-der the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

Capital losses incurred after October 31, within the Fund's fiscal year are deemed to arise on the first business day of the Fund's following fiscal year. The Short Intermediate Fund has incurred and will elect to defer post October losses of $683,000.

I. Distributions
Distributions from net investment income for each Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment for mortgage paydown gains and losses and foreign currency related transactions. Certain distributions paid during previous years have been reclassified to conform to current year presentation.

J. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. ACQUISITIONS

The Intermediate Bond Fund was organized for the purpose of combining the as-sets of the Keystone Intermediate Term Bond Fund and Evergreen Intermediate Term Bond Fund II (formerly, the Evergreen Intermediate Term Bond Fund).

On January 21, 1998, prior to the combination of assets into Intermediate Bond Fund, Evergreen Intermediate Term Bond Fund II transferred substantially all of its net assets related to its Class Y shares to Evergreen Select Core Bond Fund, an institutional fund, through a redemption-in-kind in the amount of ap-proximately $108,000,000.

On January 23, 1998, Intermediate Bond Fund acquired all the remaining assets and assumed certain liabilities of Evergreen Intermediate Term Bond Fund II in exchange for Class A, Class B, Class C and Class Y shares of the Intermediate Bond Fund. Also, the Intermediate Bond Fund acquired all the assets and assumed certain liabilities of the Keystone Intermediate Term Bond Fund in exchange for Class A, Class B and Class C shares of Intermediate Bond Fund.

On February 28, 1998, Intermediate Bond Fund acquired all of the assets and as-sumed certain liabilities of Blanchard Short-Term Flexible Income Fund, in an exchange for Class A shares of Intermediate Bond Fund. Also, the Intermediate Government Fund acquired all of the assets and assumed certain liabilities of Virtus U.S. Government Securities Fund, in an exchange for Class A shares of Intermediate Government Fund.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
         Combined Notes to Financial Statements (Unaudited) (continued)

These acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each Fund im-mediately after the acquisition are as follows:

                                                          Value of Net     Number of    Unrealized     Net Assets
Acquiring Fund                    Acquired Fund          Assets Acquired Shares Issued Appreciation After Acquisition
---------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund..  Evergreen Intermediate Term
                          Bond Fund II                    $ 66,213,695     7,287,484    $  616,992    $ 93,235,040
Intermediate Bond Fund..  Blanchard Short-Term Flexible
                          Income Fund                      116,766,103    12,856,531     2,511,574     211,601,433
Intermediate Government
 Fund...................  Virtus U.S. Government
                          Securities Fund                  133,551,466    13,103,834     1,895,706     201,883,701

4. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and/or Class Y. Transactions in shares of the Funds were as follows:

--------------------------------------------------------------------------------
Capital Preservation Fund
--------------------------------------------------------------------------------

                                 Six Months Ended           Year Ended
                                December 31, 1998          June 30, 1998
                               ---------------------  ------------------------
                                Shares     Amount       Shares       Amount
-------------------------------------------------------------------------------
Class A
Shares sold..................   213,243  $ 2,065,274   1,684,678  $ 16,480,670
Shares issued in reinvestment
 of distributions............    33,942      329,132      62,340       609,698
Shares redeemed..............  (543,160)  (5,271,184) (1,502,907)  (14,712,976)
-------------------------------------------------------------------------------
Net increase (decrease)......  (295,975) $(2,876,778)    244,111  $  2,377,392
-------------------------------------------------------------------------------
Class B
Shares sold..................   209,940  $ 2,043,260     212,637  $  2,082,936
Shares issued in reinvestment
 of distributions............    41,886      406,325      99,464       974,126
Shares redeemed..............  (421,717)  (4,094,620)   (998,736)   (9,785,685)
-------------------------------------------------------------------------------
Net decrease.................  (169,891) $(1,645,035)   (686,635) $ (6,728,623)
-------------------------------------------------------------------------------
Class C
Shares sold..................    87,847  $   853,450      89,775  $    879,537
Shares issued in reinvestment
 of distributions............     8,790       85,198      17,696       173,140
Shares redeemed..............   (84,571)    (820,521)   (118,346)   (1,158,497)
-------------------------------------------------------------------------------
Net increase (decrease)......    12,066  $   118,127     (10,875) $   (105,820)
===============================================================================

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
         Combined Notes to Financial Statements (Unaudited) (continued)

--------------------------------------------------------------------------------
Intermediate Bond Fund
--------------------------------------------------------------------------------

                                Six Months Ended             Year Ended
                                December 31, 1998           June 30, 1998
                             ------------------------  ------------------------
                               Shares       Amount       Shares       Amount
--------------------------------------------------------------------------------
 Class A
 Shares sold...............     998,390  $  9,087,057     955,523  $  8,660,565
 Shares issued in
  acquisition of:
  Evergreen Intermediate
   Term Bond Fund II.......           0             0     349,314     3,173,762
  Blanchard Short-Term
   Flexible Income Fund....           0             0  12,856,531   116,766,103
 Shares issued in
  reinvestment of
  distributions............     340,051     3,100,037     263,979     2,392,256
 Shares redeemed...........  (1,857,400)  (16,907,674) (1,958,558)  (17,753,140)
--------------------------------------------------------------------------------
 Net increase (decrease)...    (518,959) $ (4,720,580) 12,466,789  $113,239,546
--------------------------------------------------------------------------------
 Class B
 Shares sold...............     223,085  $  2,037,724     150,439  $  1,368,742
 Shares issued in
  acquisition of Evergreen
  Intermediate Term Bond
  Fund II..................           0             0     129,724     1,180,255
 Shares issued in
  reinvestment of
  distributions............      17,514       159,921      36,150       328,759
 Shares redeemed...........    (133,908)   (1,218,552)   (403,520)   (3,667,231)
--------------------------------------------------------------------------------
 Net increase (decrease)...     106,691  $    979,093     (87,207) $   (789,475)
--------------------------------------------------------------------------------
 Class C
 Shares sold...............      65,919  $    599,865     243,096  $  2,208,772
 Shares issued in
  acquisition of Evergreen
  Intermediate Term Bond
  Fund II..................           0             0       5,677        51,630
 Shares issued in
  reinvestment of
  distributions............      10,590        96,651      30,163       274,457
 Shares redeemed...........     (85,199)     (776,710)   (492,378)   (4,464,809)
--------------------------------------------------------------------------------
 Net decrease..............      (8,690) $    (80,194)   (213,442) $ (1,929,950)
================================================================================

                                                         January 26, 1998
                                                         (Commencement of
                               Six Months Ended        Class Operations) to
                               December 31, 1998           June 30, 1998
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------
Class Y
Shares sold................    655,020  $  5,962,145   1,335,378  $ 12,127,995
Shares issued in
 acquisition of Evergreen
 Intermediate Term Bond
 Fund II...................          0             0   6,802,769    61,808,048
Shares issued in
 reinvestment of
 distributions.............     63,544       579,287      44,309       401,520
Shares redeemed............ (1,192,179)  (10,873,756) (1,165,196)  (10,576,639)
-------------------------------------------------------------------------------
Net increase (decrease)....   (473,615) $ (4,332,324)  7,017,260  $ 63,760,924
================================================================================

--------------------------------------------------------------------------------
Intermediate Government Fund
--------------------------------------------------------------------------------

                              Six Months Ended             Year Ended
                              December 31, 1998           June 30, 1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
Class A
Shares sold...............    480,061  $  4,922,888     230,309  $  2,342,853
Shares issued in
 acquisition of Virtus
 U.S. Government
 Securities Fund..........                            8,857,360    90,273,998
Shares issued in
 reinvestment of
 distributions............    163,681     1,689,362     118,050     1,202,780
Shares redeemed........... (1,237,190)  (12,737,999) (1,323,352)  (13,483,204)
------------------------------------------------------------------------------
Net increase (decrease)...   (593,448) $ (6,125,749)  7,882,367  $ 80,336,427
------------------------------------------------------------------------------
Class B
Shares sold...............    256,109  $  2,649,688      79,762  $    811,849
Shares issued in
 reinvestment of
 distributions............      2,839        29,343       2,377        24,146
Shares redeemed...........    (64,542)     (665,317)    (53,064)     (538,430)
------------------------------------------------------------------------------
Net increase..............    194,406  $  2,013,714      29,075  $    297,565
------------------------------------------------------------------------------
Class C
Shares sold...............     13,871  $    143,430      10,721  $    108,822
Shares issued in
 reinvestment of
 distributions............        294         3,039         496         5,037
Shares redeemed...........     (6,276)      (64,710)        (30)         (306)
------------------------------------------------------------------------------
Net increase..............      7,889  $     81,759      11,187  $    113,553
------------------------------------------------------------------------------
Class Y
Shares sold...............  1,344,945  $ 13,870,500   1,570,425  $ 15,931,860
Shares issued in
 acquisition of Virtus
 U.S. Government
 Securities Fund..........          0             0   4,246,474    43,277,468
Shares issued in
 reinvestment of
 distributions............    104,144     1,074,694     280,814     2,848,130
Shares redeemed........... (2,489,893)  (25,631,557) (3,469,534)  (35,272,132)
------------------------------------------------------------------------------
Net increase (decrease)... (1,040,804) $(10,686,363)  2,628,179  $ 26,785,326
==============================================================================

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
         Combined Notes to Financial Statements (Unaudited) (continued)

--------------------------------------------------------------------------------
Short Intermediate Fund
--------------------------------------------------------------------------------

                            Six Months Ended              Year Ended
                            December 31, 1998            June 30, 1998
                         ------------------------  --------------------------
                           Shares       Amount       Shares        Amount
------------------------------------------------------------------------------
Class A
Shares sold.............    807,300  $  8,061,670      500,922  $   4,955,344
Shares issued in
 reinvestment of
 distributions..........     41,202       411,965       76,079        752,038
Shares redeemed.........   (545,059)   (5,424,755)    (674,862)    (6,681,274)
------------------------------------------------------------------------------
Net increase
 (decrease).............    303,443  $  3,048,880      (97,861) $    (973,892)
------------------------------------------------------------------------------
Class B
Shares sold.............  1,250,520  $ 12,509,726    1,023,010  $  10,138,464
Shares issued in
 reinvestment of
 distributions..........     41,859       419,451       78,547        778,080
Shares redeemed......... (1,067,737)  (10,659,115)  (1,071,136)   (10,623,170)
------------------------------------------------------------------------------
Net increase............    224,642  $  2,270,062       30,421  $     293,374
------------------------------------------------------------------------------
Class C
Shares sold.............     50,411  $    504,139       64,686  $     642,818
Shares issued in
 reinvestment of
 distributions..........      2,911        29,152        4,490         44,480
Shares redeemed.........    (14,483)     (144,772)     (58,395)      (579,321)
------------------------------------------------------------------------------
Net increase............     38,839  $    388,519       10,781  $     107,977
------------------------------------------------------------------------------
Class Y
Shares sold.............  5,942,460  $ 59,297,383   12,608,737  $ 124,781,811
Shares issued in
 reinvestment of
 distributions..........    576,419     5,761,639    1,165,985     11,524,473
Shares redeemed......... (6,283,422)  (62,700,722) (14,971,442)  (148,128,279)
------------------------------------------------------------------------------
Net increase
 (decrease).............    235,457  $  2,358,300   (1,196,720) $ (11,821,995)
==============================================================================

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended December 31, 1998:

                                     Cost of Purchases                  Proceeds from Sales
                            ----------------------------------- -----------------------------------
                            U.S. Government Non-U.S. Government U.S. Government Non-U.S. Government
                            -----------------------------------------------------------------------
  Capital Preservation
   Fund...................    $ 8,043,100       $   426,000       $ 6,672,560       $         0
  Intermediate Bond Fund..     70,920,834        73,280,379        82,562,672        78,763,060
  Intermediate Government
   Fund...................      5,812,115                 0        19,098,377                 0
  Short Intermediate
   Fund...................     37,827,268        84,486,661        95,146,104        23,721,707

During the six months ended December 31, 1998, the following Funds entered into reverse repurchase agreements as follows:

                                 Average Daily
                                    Balance    Weighted Average Maximum Amount
                                  Outstanding   Interest Rate    Outstanding*
                                 ---------------------------------------------
  Capital Preservation Fund.....  $  402,895        5.522%        $  500,382
  Intermediate Bond Fund........   1,015,195        5.527%         5,302,459

 * The Maximum Amount Outstanding under reverse repurchase agreements includes accrued interest.

There were no reverse repurchase agreements outstanding at December 31, 1998.

As of June 30, 1998, the Funds had capital loss carryovers for federal income tax purposes as follows:

                                                            Expiration
                            --------------------------------------------------------------------------
                              2000      2001       2002       2003       2004       2005       2006
                            --------------------------------------------------------------------------
  Capital Preservation
   Fund...................        -- $5,685,000 $  197,000 $  642,000 $  254,000         --         --
  Intermediate Bond Fund..  $598,000  2,688,000  9,514,000    118,000    359,000 $1,200,000         --
  Intermediate Government
   Fund...................        --         --  9,743,000  2,020,000  4,450,000  3,660,000 $   39,000
  Short Intermediate
   Fund...................        --         --  6,021,000         --  4,049,000  4,374,000  1,743,000

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
         Combined Notes to Financial Statements (Unaudited) (continued)

6. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans for each class of shares, except Class Y, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the Fund through expenses called "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the aver-age daily net assets of the class. The Class A shares of the Capital Preserva-tion Fund are currently incurring service fees at a rate of 0.23% of average daily net assets. The service fee for Class A shares of the Short Intermediate Fund is currently limited to 0.10% of average daily net assets. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net as-sets of each respective class. Distribution Plan expenses are calculated daily and paid monthly.

During the six months ended December 31, 1998, amounts accrued or paid to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                               Distribution
                                               fees accrued        Distribution
                                         ------------------------- fees waived
                                         Class A  Class B  Class C   Class A
                                         ------------------------- ------------
        Capital Preservation Fund....... $ 18,506 $126,305 $20,488        --
        Intermediate Bond Fund..........  153,159   55,963  26,923        --
        Intermediate Government Fund....   99,298    9,823     892   $75,466
        Short Intermediate Fund.........    9,176  119,403   6,905        --

The principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is permitted to pay under the Distribution Plans. Each Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at prime plus 1.00%.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

7. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

EIMC is the investment advisor for the Capital Preservation Fund and the Inter-mediate Bond Fund. In return for providing investment management and adminis-trative services to the Capital Preservation Fund and the Intermediate Bond Fund, the Funds pay EIMC a management fee that is calculated daily and paid monthly. The management fee is computed at an annual rate of 2.00% of each Fund's gross investment income plus an amount determined by applying percentage rates, starting at 0.50% and declining to 0.25% per annum as net assets in-crease, to the average daily net asset value of each Fund.

Evergreen Investment Management ("EIM"), formerly the Capital Management Group, a division of First Union National Bank, serves as the investment advisor to the Intermediate Government Fund and Short Intermediate Fund and is paid a man-agement fee that is computed daily and paid monthly. For the Intermediate Gov-ernment Fund, EIM is entitled to a fee at an annual rate of 0.60% of the Fund's average daily net assets. For the Short Intermediate Fund, EIM is entitled to a fee at an annual rate of 0.50% of the Fund's average daily net assets.

For the six months ended December 31, 1998, the investment advisor of the fol-lowing Funds waived advisory fees as follows:

        Capital Preservation Fund..................................... $ 82,647
        Intermediate Bond Fund........................................  152,814

Evergreen Investment Services ("EIS"), a subsidiary of First Union, is the ad-ministrator and BISYS is the sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
         Combined Notes to Financial Statements (Unaudited) (continued)

As sub-administrator to the Funds, BISYS provides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

For the Intermediate Government Fund and the Short Intermediate Fund, the ad-ministrator and sub-administrator for each Fund is entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the invest-ment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets in-crease, to the average daily net asset value of each Fund. The sub-administra-tion fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net assets of each Fund.

During the six months ended December 31, 1998, the Intermediate Government Fund and Short Intermediate Fund paid or accrued the following amounts for adminis-trative services and sub-administration services:

                                               Administration Sub-administration
                                               -------------- ------------------
        Intermediate Government Fund..........    $18,968          $ 4,880
        Short Intermediate Fund...............     42,381           10,972

During the six months ended December 31, 1998, the Capital Preservation Fund and Intermediate Bond Fund reimbursed EIMC $3,578 and $15,667, respectively, for certain administration and accounting expenses.

Evergreen Service Company ("ESC"), an indirect, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds. The Funds have entered into an expense offset arrangement with ESC re-lating to certain cash balances held at First Union for benefit of the Funds.

8. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

10. FINANCING AGREEMENT

Certain of the Evergreen Funds, State Street and a group of banks (collective-ly, the "Banks") entered into a financing agreement, dated December 22, 1997, as amended on November 20, 1998. Under this agreement, the Banks provided an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility was allocated, un-der the terms of the financing agreement, among the Banks. The credit facility was accessed by the Funds for temporary or emergency purposes only and was sub-ject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facil-ity, which was allocated to all funds. For its assistance in arranging this fi-nancing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and the Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provide an unsecured credit facility in the

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
         Combined Notes to Financial Statements (Unaudited) (continued)

aggregate amount of $150 million ($125 million committed and $25 million uncom-mitted). The remaining terms and conditions of the agreement are unaffected.

During the six months ended December 31, 1998, the Funds had no borrowings un-der this agreement.

11. YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any ad-verse impact on the Funds from this problem.

--------------------------------------------------------------------------------

                                Evergreen Funds

Money Market

Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Exempt

Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Municipal Bond Fund
Missouri Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income

Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced

American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income

Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Select Equity Index Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund

Domestic Growth

Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund

Global International

Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line

800.346.3858

Investor Services

800.343.2898

Retirement Plan Services
800.247.4075

www.evergreen-funds.com


36263                                                   541496    02/99
--------------------------------------------------------------------------------

                                                                -------------
[LOGO OF EVERGREEN                                               BULK RATE
FUNDS(SM) APPEARS HERE]                                         U.S. POSTAGE
                                                                    PAID
200 Berkeley Street                                             PERMIT NO. 19
Boston, MA 02116                                                 HUDSON, MA
                                                                -------------